As filed with the Securities and Exchange Commission on February 21, 2001

                       1933 Act Registration No. 33-89090
                       1940 Act Registration No. 811-8966

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             [X]
                       Pre-Effective Amendment No.                  [ ]
                       Post-Effective Amendment No. 11              [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]
                                Amendment No. 13

                          LEGG MASON FOCUS TRUST, INC.
               (Exact name of registrant as specified in charter)

                                100 Light Street
                            Baltimore, Maryland 21202
                    (Address of principal executive offices)

       Registrant's telephone number, including area code: (410) 539-0000

                                   Copies to:

MARC R. DUFFY, ESQ.                             ARTHUR C. DELIBERT, ESQ.
Legg Mason Wood Walker, Incorporated            Kirkpatrick & Lockhart LLP
100 Light Street                                1800 Massachusetts Avenue, N.W.
Baltimore, Maryland 21202                       Second Floor
(Name and address of agent for service)         Washington, D.C. 20036-1800


It is proposed that this filing will become effective:

[ ]  Immediately upon filing pursuant to Rule 485(b)
[ ]  On , 2001, pursuant to Rule 485(b)
[X]  60 days after filing pursuant to Rule 485 (a)(1)
[ ]  On , 2001, pursuant to Rule 485 (a)(1)
[ ]  75 days after filing pursuant to Rule 485(a)(2)
[ ]  On , 2001, pursuant to Rule 485(a)(2)


If appropriate, check the following box: [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                          Legg Mason Focus Trust, Inc.

                       Contents of Registration Statement


This Registration Statement consists of the following papers and documents:

Cover Sheet

Contents of Registration Statement

Legg Mason Focus Trust
Part A - Primary Class Prospectus

Legg Mason Focus Trust
Part A - Institutional Class Prospectus

Legg Mason Focus Trust
Part B - Statement of Additional Information
Primary Class and Institutional Class Shares

Part C - Other Information

Signature Page

Exhibits

LEGG MASON FOCUS TRUST, INC.





                    PRIMARY CLASS PROSPECTUS April ____, 2001



                                      Logo









As with all mutual funds, the Securities and Exchange Commission has not passed upon the accuracy or adequacy of this prospectus, nor has it approved or disapproved these securities. It is a criminal offense to state otherwise.

TABLE OF CONTENTS


About the fund:
--------------

               1   Investment objective
               2   Principal risks
               4   Performance
               5   Fees and expenses of the fund
               6   Management


About your investment:
---------------------

               8   How to invest
              10   How to sell your shares
              11   Account policies
              12   Services for investors
              13   Distributions and taxes
              14   Financial highlights

[icon]  INVESTMENT OBJECTIVE

Investment objective: Maximum long-term capital appreciation with minimum long-term risk to principal.

Principal investment strategies:

The fund invests primarily in common stocks, preferred stocks and securities convertible or exchangeable for common stocks, such as convertible bonds and debentures. Any income realized will be incidental to the fund's objective.

The fund's policy is to remain substantially invested in common stocks or securities convertible into common stock.

The securities in which the fund invests will generally be listed on a national stock exchange or traded on the over-the-counter market. Under normal circumstances, the adviser expects to concentrate its investments in a limited number of companies. The adviser currently anticipates that the fund will not invest more than 25% of its total assets in foreign securities.

The selection of common stocks will be made through an investment strategy referred to as "focus investing," whereby companies (or businesses) are identified and selected as eligible investments by examining all fundamental quantitative and qualitative aspects of the company, its management and its financial position as compared to its stock price. This is a bottom up, fundamental method of analysis as opposed to technical analysis, which is based on the study of trading volumes and prices. Focus investing is based on the principle that a shareholder's return from owning a stock is ultimately determined by the fundamental economics of the underlying business. The adviser believes that a focus investor should focus on the long-term economic progress of the investment and disregard short-term nuances. The fund will only invest in those companies that, in the adviser's opinion, are undervalued at the time of purchase.

The portfolio manager sells securities when they have realized what the manager believes is their potential value or when the portfolio manager believes that they are not likely to achieve that value in a reasonable period of time.

For temporary defensive purposes, the fund may temporarily invest up to 100% of its assets in short-term U.S. Government securities, bank certificates of deposit, prime commercial paper and other high quality short-term fixed income securities and repurchase agreements with respect to those securities. In addition, the fund may hold cash reserves, when necessary, for anticipated securities purchases, shareholder redemptions or temporarily during periods when the adviser believes prevailing market conditions call for a defensive posture. If the fund invests substantially in such instruments, the fund may not be pursuing its principle investment strategies and the fund may not achieve its investment objective.

[icon]  PRINCIPAL RISKS

In general:

There is no assurance that the fund will meet its investment objective; investors could lose money by investing in the fund. As with all mutual funds, an investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-diversification risk:

The fund is non-diversified. The percentage of its assets invested in any single issuer is not limited by the Investment Company Act of 1940. When the fund's assets are invested in the securities of a limited number of issuers or it holds a large portion of its assets in a few issuers, the value of its shares will be more susceptible to any single economic, political or regulatory event affecting those issuers or their securities than shares of a diversified fund.

Market risk:

Stock prices generally fluctuate more than those of other securities, such as debt securities. Market risk, the risk that prices of securities may go down because of the interplay of market forces, may affect a single issuer, industry or section of the economy or may affect the market as a whole. The fund may experience a substantial or complete loss on an individual stock.

Style risk:

The fund invests in stocks believed to be attractively priced relative to their intrinsic value. Such an approach involves the risk that those stocks may remain undervalued. Value stocks as a group may be out of favor for a long period of time, while the market concentrates on "growth" stocks. There is also a risk that other investors will not see the potential value of the issuer, and the security will not realize that potential.

Convertible securities:

A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield on non-convertible debt.

The value of a convertible security is a function of (1) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth, at market value, if converted into the underlying common stock. Convertible securities are typically issued by smaller capitalized companies whose stock prices may be volatile. The price of a convertible security often reflects such variations in the price of the underlying common stock in a way that non-convertible debt does not.

Foreign securities risk:

Investments in foreign securities (including those denominated in U.S. dollars) involve certain risks not typically associated with investments in domestic issuers. These risks can include political and economic instability, foreign taxation issues, different or lower standards in accounting, auditing and financial reporting, less-developed securities regulation and trading systems, fluctuations in foreign currency exchange rates, and the risk that a country may impose controls on the exchange or repatriation of foreign currency. These risks are intensified when investing in countries with developing economies and securities markets, also known as "emerging markets." Moreover, securities of many foreign issuers may be less liquid and their prices more volatile than those comparable domestic issuers.

[icon]  PERFORMANCE

The information below provides an indication of the risks of investing in the fund by showing changes in its performance from year to year. Annual returns assume reinvestment of dividends and distributions. Historical performance of the fund does not necessarily indicate what will happen in the future.

          Year by year total return as of December 31 of each year (%)

                         1996           17.14
                                        -----
                         1997           29.10
                                        -----
                         1998           41.17
                                        -----
                         1999           18.59

                         2000          -22.54



                      During the past five calendar years:

                                 Quarter Ended                Total Return

Best quarter:                  December 31, 1998                 36.94%
Worst quarter:                 September 30, 1998               -15.91%



In the following table, the average annual return for the years ended December 31, 2000, is compared with the Standard & Poor's 500 Index (S&P 500).

                                     1 Year       Five Years    Life of Fund
                                     ------       ----------    ------------

Focus Trust - Primary Class          -22.54%        14.47%       14.88% (a)
S&P 500                               -9.10%        18.33%       20.11% (b)


    (a) April 17, 1995 (commencement of operations) to December 31, 2000.
    (b) April 30, 1995 to December 31, 2000.

[icon]  FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you will incur directly or indirectly as an investor in the fund. The fund pays operating expenses directly out of its assets so they lower the fund's share price and dividends. Other expenses include transfer agency, custody, professional and registration fees.


                         Annual Fund Operating Expenses
                (expenses that are deducted from fund assets) (a)
                -------------------------------------------------

    Management Fees                                             0.70%
    Distribution and/or Service (12b-1) Fees                    1.00%
    Other Expenses                                              0.23%
    --------------                                              -----
    Total Annual Fund Operating Expenses                        1.93%


         (a) The investment adviser has voluntarily agreed to waive fees so that expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) do not exceed an annual rate of 1.90% of the fund's average daily net assets until [April 30, 2002]. This voluntary waiver may be terminated at any time. With the waiver, management fees, 12b-1 fees and total annual fund operating expenses for the fund were 0.67%, 1.00% and 1.90% for the fiscal year ended December 31, 2000.

         Example:

         This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment in the fund, assuming (1) a 5% return each year, (2) the fund's operating expenses remain the same as shown in the table above, and (3) you redeem all of your shares at the end of the time periods shown.


         -----------------------------------------------------------------------
              1 YEAR           3 YEARS          5 YEARS           10 YEARS
         -----------------------------------------------------------------------
               $196             $606            $1,042             $2,254
         -----------------------------------------------------------------------

[icon]  MANAGEMENT

Management and Adviser:

Legg Mason Funds Management, Inc. ("LMFM") is the fund's investment adviser and manager. LMFM is responsible for making investment decisions for the fund, including placing orders to buy, sell or hold a particular security.

On August 1, 2000, LMFM replaced Legg Mason Fund Adviser, Inc. ("LMFA") as the investment adviser and manager to the fund. LMFM is newly organized; however, the advisory personnel who previously managed the fund as employees of LMFA continue to do so as employees of LMFM. LMFM has delegated certain administrative responsibilities for the fund to LMFA. The fund pays LMFM an advisory fee equal to an annual rate of 0.70% of the fund's average daily net assets up to $2 billion and 0.65% of the fund's average daily net assets in excess of $2 billion. LMFM, in turn, pays LMFA an administration fee at an annual rate of 0.05% of the fund's average daily net assets.

During the seven month period ended July 31, 2000, the fund paid LMFA a fee equal to 0.67% of its average daily net assets. For the five month period ended December 31, 2000, the fund paid LMFM a fee equal to 0.67% of its average daily net assets.

LMFM and LMFA are each located at 100 Light Street, Baltimore, Maryland 21202.

Portfolio Management:

Robert G. Hagstrom, Jr. serves as portfolio manager and has been primarily responsible for overseeing all investments made by the fund since its inception on April 17, 1995. From 1997 to June 30, 1998, he was the General Partner of Focus Capital Advisory, L.P., the assets of which were purchased by LMFA. From 1992 through 1997, he was a Principal with Lloyd, Leith & Sawin, Inc., an investment adviser, where he served as Vice President from 1991 to 1992. Mr. Hagstrom is a Chartered Financial Analyst and author of three books, titled: THE WARREN BUFFET WAY: INVESTMENT STRATEGIES OF THE WORLD'S GREATEST INVESTOR (John Wiley & Sons, November, 1994) THE WARREN BUFFET PORTFOLIO: MASTERING THE POWER OF THE FOCUS INVESTMENT STRATEGY (John Wiley & Son, February, 1999) and THE NASCAR WAY: THE BUSINESS THAT DRIVES THE SPORT (John Wiley & Sons, January,
1998).

Distributor of the fund's shares:

Legg Mason Wood Walker, Incorporated ("Legg Mason"), 100 Light Street, Baltimore, Maryland 21202, is the distributor of the fund's shares. The fund has adopted a plan under Rule 12b-1 that allows it to pay distribution fees and/or shareholder service fees for the sale of its Primary Class shares and for services provided to Primary Class shareholders. Under the plan, the fund may pay Legg Mason an annual distribution fee equal to 0.75% of the fund's average daily net assets and an annual service fee equal to 0.25% of its average daily net assets attributable to Primary Class shares. The fees are calculated daily and paid monthly.

Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Legg Mason may enter into agreements with other brokers to sell Primary Class shares of the fund. Legg Mason pays these brokers up to 90% of the distribution and service fees that it receives from the fund for those sales.

Each class of shares may bear certain differing class specific expenses. Salespersons and others entitled to receive compensation for selling or servicing fund shares may receive more with respect to one class than another.

LMFM, LMFA and Legg Mason are wholly owned subsidiaries of Legg Mason, Inc., a financial services holding company.

[icon] H O W  T O  I N V E S T

To open a regular account, or a retirement account, contact a Legg Mason Financial Advisor, Legg Mason Funds Investor Services ("FIS"), or another entity that has entered into an agreement with the fund's distributor to sell shares of the fund. The minimum initial investment is $1,000 and the minimum for each purchase of additional shares is $100.

Retirement accounts include traditional IRAs, spousal IRAs, education IRAs, Roth IRAs, simplified employee pension plans, savings incentive match plans for employees and other qualified retirement plans. The investment amount for an education IRA is $500. Contact your financial adviser, FIS, or other entity offering the fund to discuss which one might be appropriate for you.

Certain investment methods (for example, through certain retirement plans) may be subject to lower minimum initial and additional investments. Arrangements may also be made with some employers and financial institutions for regular automatic monthly investments of $50 or more in shares of the fund. Contact your financial adviser or FIS with any questions regarding your investment options.

Once your account is open, you may use the following methods to purchase shares of the fund:

--------------------------------------------------------------------------------
In Person                 Give your  financial  adviser a check for $100 or more
                          payable to the fund.
--------------------------------------------------------------------------------
Mail                      Mail your check, payable to the fund, for $100 or more
                          to  your  financial  adviser  or to Legg  Mason  Funds
                          Investor  Services at P.O.  Box 17023,  Baltimore,  MD
                          21297-0356.
--------------------------------------------------------------------------------
Telephone or Wire         Call your financial  adviser or FIS at  1-800-822-5544
                          to transfer  available cash balances in your brokerage
                          account or to transfer  money from your bank directly.
                          Wire  transfers may be subject to a service  charge by
                          your bank.
--------------------------------------------------------------------------------
Internet or TeleFund      FIS clients may  purchase  shares of the fund  through
                          Legg       Mason's        Internet       site       at
                          http://www.leggmasonfunds.com  or through a  telephone
                          account     management     service    "TeleFund"    at
                          1-877-6-LMFUNDS.
--------------------------------------------------------------------------------
Automatic Investments     Arrangements  may be  made  with  some  employers  and
                          financial  institutions for regular  automatic monthly
                          investments  of $50 or more in shares of the fund. You
                          may  also   reinvest   dividends   from  certain  unit
                          investment trusts in shares of the fund.
--------------------------------------------------------------------------------
Future First Systematic   Contact a Legg  Mason  Financial  Advisor to enroll in
Investment Plan           Legg Mason's Future First Systematic  Investment Plan.
                          Under this plan, you may arrange for automatic monthly
                          investments  in the fund of $50 or more.  The transfer
                          agent will transfer funds monthly from your Legg Mason
                          account  or  from  your  checking/savings  account  to
                          purchase shares of the fund.
--------------------------------------------------------------------------------

Investments made through entities other than Legg Mason may be subject to transaction fees or other purchase conditions established by those entities. You should consult their program literature for further information.

Purchase orders received by your financial adviser, FIS or other authorized entity before the close of regular trading on the New York Stock Exchange ("Exchange"), normally 4:00 p.m., Eastern time, will be processed at the fund's net asset value as of the close of the Exchange on that day. Orders received after the close of the Exchange will be processed at the fund's net asset value as of the close of the Exchange on the next day the Exchange is open. Payment must be made within three business days to Legg Mason.

The fund has two authorized classes of shares: Primary Class shares and Institutional Class shares. Each class is subject to different expenses and a different sales charge structure. Institutional Class shares, which are offered through a separate prospectus only to certain investors, are not subject to a Rule 12b-1 fee.

[icon]  H O W  T O  S E L L  Y O U R  S H A R E S

You may use any of the following methods to sell shares of the fund:

--------------------------------------------------------------------------------
Telephone          Call your financial adviser or FIS at 1-800-822-5544 or other entity offering the fund to request a redemption. Please have the following information ready when you call: the name of the fund, the number of shares (or dollar amount) to be redeemed and your shareholder account number.

                   Proceeds  will be  credited  to your  brokerage  account or a check will be sent to you, at your direction, at no charge to you.  Wire  requests will be subject to a fee of $12. Be sure that your financial adviser has your bank account information on file.
--------------------------------------------------------------------------------
Internet or        FIS clients may request a redemption  of fund shares  through
TeleFund           Legg Mason's  Internet site at  http://www.leggmasonfunds.com or through TeleFund at 1-877-6-LMFUNDS.
--------------------------------------------------------------------------------
Mail               Send a  letter  to the  fund  requesting  redemption  of your shares.  The letter  should be signed by all of the owners of the account. Redemption requests for shares valued at $10,000 or more or when the proceeds are to be paid to someone  other than the accountholder may require a signature guarantee. You
                   may  obtain  a  signature   guarantee   from  most  banks  or
                   securities dealers.
--------------------------------------------------------------------------------


The fund will follow reasonable procedures to ensure the validity of any telephone or Internet redemption request, such as requesting identifying information from users or employing identification numbers. Unless you specify that you do not wish to have telephone redemption privileges, you may be held responsible for any fraudulent telephone order.

Fund shares will be sold at the next net asset value calculated after your redemption request is received by your financial adviser, FIS or other authorized entity offering the fund.

Redemption orders will be processed promptly following receipt of an order in proper form. You will normally receive the proceeds within a week.

Payment of the proceeds of redemptions of shares that were recently purchased by check or acquired through reinvestment of distributions on such shares may be delayed for up to ten days from the purchase date in order to allow for the check to clear.

Additional   documentation  may  be  required  from   corporations,   executors,
partnerships, administrators, trustees or custodians.

Redemptions made through entities other than Legg Mason may be subject to transaction fees or other conditions established by those entities. You should consult their program literature for further information.

The fund has reserved the right under certain conditions to redeem its shares in kind by distributing portfolio securities in payment for redemptions.

[icon]  ACCOUNT POLICIES

Calculation of net asset value:

Net asset value per Primary Class share is determined daily, as of the close of regular trading on the Exchange, on every day the Exchange is open. The Exchange is normally closed on all national holidays and Good Friday. To calculate the fund's Primary Class share price, the fund's assets attributable to that class of shares are valued and totaled, liabilities attributable to Primary Class shares are subtracted, and the resulting net assets are divided by the number of Primary Class shares outstanding. The fund's securities are valued on the basis of market quotations or, lacking such quotations, at fair value as determined under policies approved by the Board of Directors. The fund may use fair value pricing instead of market quotations to value a security if the fund believes that, because of special circumstances, doing so would more accurately reflect the price the fund could realize on the current sale of the security.

Where a security is traded on more than one market, which may include foreign markets, the securities are generally valued on the market considered by the adviser to be the primary market. The fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing exchange rates. Fixed income securities generally are valued using market quotations or independent pricing services that use prices provided by market makers or estimates of market values. Securities with remaining maturities of 60 days or less are valued at amortized cost.

To the extent that the fund has portfolio securities that are primarily listed on foreign exchanges that trade on days when the fund does not price its shares, the net asset value of the fund may change on days when shareholders will not be able to purchase or redeem the fund's shares.

Other:

Fund shares may not be held in, or transferred to, an account with any firm that does not have an agreement with Legg Mason or its affiliates.

If your account falls below $500, the fund may ask you to increase your balance. If, after 60 days, your account is still below $500, the fund may close your account and send you the proceeds. The fund will not redeem accounts that fall below $500 solely as a result of a reduction in net asset value per share.

The fund reserves the right to:

o reject any order for shares or suspend the offering of shares for a period of time,

o        change its minimum investment amounts, and

o delay sending out redemption proceeds for up to seven days. This generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions. The fund may delay redemptions beyond seven days, or suspend redemptions, only as permitted by the Securities and Exchange Commission ("SEC").

[icon]  SERVICES FOR INVESTORS

For further information regarding any of the services below, please contact your financial adviser or other entity offering the fund for sale.

Confirmations and Account Statements:

You will receive from Legg Mason a confirmation after each transaction involving Primary Class shares (except a reinvestment of dividends or capital gain distributions and purchases made through the Future First Systematic Investment Plan or investments made through automatic investments or withdrawals made through the Systematic Withdrawal Plan). Legg Mason or the entity through which you invest will send you account statements monthly unless there has been no activity in the account. Legg Mason will send you statements quarterly if you participate in the Future First Systematic Investment Plan or if you purchase shares through automatic investments. Accounts with no activity during a calendar year period will receive only a year-end statement.

Systematic Withdrawal Plan:

If you are purchasing or already own shares with a net asset value of $5,000 or more, you may elect to make systematic withdrawals from the fund. The minimum amount for each withdrawal is $50. You should not purchase shares of the fund when you are a participant in the plan.

Exchange Privilege:

Primary Class shares of the fund may be exchanged for Primary Class shares of any of the other Legg Mason funds, provided these funds are eligible for sale in your state of residence. You can request an exchange in writing or by phone. Be sure to read the current prospectus for any fund into which you are exchanging.

There is currently no fee for exchanges; however, you may be subject to a sales charge when exchanging into a fund that has one. An exchange of the fund's shares will be treated as a sale of the shares and any gain on the transaction may be subject to tax.

The fund reserves the right to:

o terminate or limit the exchange privilege of any shareholder who makes more than four exchanges from the fund in one calendar year.

o terminate or modify the exchange privilege after 60 days' written notice to shareholders.

[icon] D I S T R I B U T I O N S  A N D  T A X E S

The fund declares and pays any dividends annually. The fund distributes substantially all net capital gain (the excess of any net long-term capital gain over net short-term capital loss) after the end of the taxable year in which the gain is realized. A second distribution of net capital gain may be necessary in some years to avoid imposition of a federal excise tax.

Your dividends and other distributions will be automatically reinvested in additional Primary Class shares of the fund unless you elect to receive your dividends and/or other distributions in cash. To change your election, you must notify the fund at least ten days before the next dividend and/or other distribution is to be paid. You may also request that your dividends and distributions be reinvested in shares of another eligible Legg Mason fund.

If the postal or other delivery service is unable to deliver your distribution check, your distribution option will automatically be converted to having all dividends and other distributions reinvested in fund shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Fund dividends and other distributions are taxable to most investors (other than retirement plans and other tax-exempt investors) whether received in cash or reinvested in additional shares of the fund. Dividends from investment company taxable income (which includes net investment income and net short-term capital gains) are taxable as ordinary income. Distributions of the fund's net capital gain are taxable as long-term capital gain, regardless of how long you have held your fund shares.

The sale or exchange of fund shares may result in a taxable gain or loss, depending on whether the proceeds are more or less than the cost of your shares.

A tax statement is sent to you at the end of each year detailing the tax status of your distributions.

The fund will withhold 31% of all dividends, capital gain distributions and redemption proceeds payable to individuals and certain other non-corporate shareholders who do not provide the fund with a valid taxpayer identification number. The fund will also withhold 31% of all dividends and capital gain distributions payable to shareholders who are otherwise subject to backup withholding.

Because each investor's tax situation is different, please consult your tax adviser about federal, state and local tax considerations.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the past five years. Total return represents the rate that an investor would have earned (or lost) on an investment in the fund, assuming reinvestment of all dividends and other distributions. This information has been audited by the fund's independent accountants, PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is incorporated by reference into the Statement of Additional Information (see back cover) and is included in the annual report. The annual report is available upon request by calling toll-free 1-800-822-5544.


                              Investment Operations
--------------------------------------------------------------------------------
                                       Net          Net Realized &
For the            Net Asset        Investment       Unrealized      Total From
Years Ended         Value,           Income        Gain (Loss) On    Investment
December       Beginning of Year     (Loss)          Investments     Operations
--------------------------------------------------------------------------------
2000                 26.09          (0.26) A          (5.62)          (5.88)
1999                 22.00          (0.15) A           4.24            4.09
1998                 16.32          (0.06) A           6.68            6.62
1997                 13.01          (0.11) A           3.89            3.78
1996                 11.17          (0.05) A           1.96            1.91
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                    From Net
For the             Realized                        Net Asset
Years Ended         Gain on            Total          Value,      Total return
December          Investments      Distributions    End of Year         %
--------------------------------------------------------------------------------
2000                     -                -           20.21          (22.54)%
1999                     -                -           26.09           18.59%
1998                 (0.94)           (0.94)          22.00           41.47%
1997                 (0.47)           (0.47)          16.32           29.10%
1996                 (0.07)           (0.07)          13.01           17.14%
--------------------------------------------------------------------------------

                            Ratios/Supplemental Data

--------------------------------------------------------------------------------
                                  Net Investment
                   Expenses       Income / (Loss)
For the           to Average        to Average      Portfolio      Net assets,
Years Ended       Net Assets        Net Assets    Turnover Rate    End of Year
December             %                   %             %          (thousands-$)
--------------------------------------------------------------------------------
2000                 1.90% A          (0.96)A         69.32%         $ 170,882
1999                 1.90% A          (0.91)A         14.39%         $ 275,624
1998                 1.93% A          (0.89)A         21.22%          $ 47,089
1997                 2.00% A          (0.74)A         14.47%           $ 8,093
1996                 2.00% A          (0.40)A          8.47%           $ 7,327
--------------------------------------------------------------------------------

A Net of fees waived pursuant to a voluntary expense limitation of 2.00% through June 30, 1998, and 1.90% through April 30, 2001. If no fees had been waived, the annualized ratio of expenses to average net assets for the years ended December 31, 2000, 1999, 1998, 1997, and 1996, would have been 1.93%,
   1.93%, 2.71%, 4.04% and 4.96% respectively.

Legg Mason Focus Trust, Inc.

The following additional information about the fund is available upon request and without charge:

Statement of Additional Information (SAI) - The SAI is filed with the SEC and is incorporated by reference into (is considered part of) this prospectus. The SAI provides further information and additional details about the fund and its policies.

Annual and Semi-Annual Reports - Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

To request the SAI or any reports to shareholders, or to obtain more information:

o        call toll-free 1-800-822-5544
o        visit us on the Internet via http://www.leggmasonfunds.com
o        write to us at:            Legg Mason Wood Walker, Incorporated
                                    100 Light Street, P.O. Box 1476
                                    Baltimore, Maryland 21203-1476

Information about the fund, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Investors may also obtain this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


LMF-091                                               SEC file number: 811-8966

Legg Mason Focus Trust, Inc.






                  INSTITUTIONAL CLASS PROSPECTUS     April _____, 2001





                                      logo











As with all mutual funds, the Securities and Exchange Commission has not passed upon the accuracy or adequacy of this prospectus, nor has it approved or disapproved these securities. It is a criminal offense to state otherwise.

TABLE OF CONTENTS

About the fund:
--------------------------------------------------------------------------------

          1       Investment objective

          2       Principal risks

          4       Performance

          5       Fees and expenses of the fund

          6       Management


About your investment:
--------------------------------------------------------------------------------

          7       How to invest

         10       How to sell your shares

         12       Account policies

         13       Services for investors

         14       Distributions and taxes

[icon]  INVESTMENT OBJECTIVE

Investment objective: Maximum long-term capital appreciation with minimum long-term risk to principal.

Principal investment strategies:

The fund invests primarily in common stocks, preferred stocks and securities convertible or exchangeable for common stocks, such as convertible bonds and debentures. Any income realized will be incidental to the fund's objective.

The fund's policy is to remain substantially invested in common stocks or securities convertible into common stock.

The securities in which the fund invests will generally be listed on a national stock exchange or traded on the over-the-counter market. Under normal circumstances, the adviser expects to concentrate its investments in a limited number of companies. The adviser currently anticipates that the fund will not invest more than 25% of its total assets in foreign securities.

The selection of common stocks will be made through an investment strategy referred to as "focus investing," whereby companies (or businesses) are identified and selected as eligible investments by examining all fundamental quantitative and qualitative aspects of the company, its management and its financial position as compared to its stock price. This is a bottom up, fundamental method of analysis as opposed to technical analysis, which is based on the study of trading volumes and prices. Focus investing is based on the principle that a shareholder's return from owning a stock is ultimately determined by the fundamental economics of the underlying business. The adviser believes that a focus investor should focus on the long-term economic progress of the investment and disregard short-term nuances. The fund will only invest in those companies that, in the adviser's opinion, are undervalued at the time of purchase.

The portfolio manager sells securities when they have realized what the manager believes is their potential value or when the portfolio manager believes that they are not likely to achieve that value in a reasonable period of time.

For temporary defensive purposes, the fund may temporarily invest up to 100% of its assets in short-term U.S. Government securities, bank certificates of deposit, prime commercial paper and other high quality short-term fixed income securities and repurchase agreements with respect to those securities. In addition, the fund may hold cash reserves, when necessary, for anticipated securities purchases, shareholder redemptions or temporarily during periods when the adviser believes prevailing market conditions call for a defensive posture. If the fund invests substantially in such instruments, the fund may not be pursuing its principle investment strategies and the fund may not achieve its investment objective.

[icon]  PRINCIPAL RISKS

In general:

There is no assurance that the fund will meet its investment objective; investors could lose money by investing in the fund. As with all mutual funds, an investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-diversification risk:

The fund is non-diversified. The percentage of its assets invested in any single issuer is not limited by the Investment Company Act of 1940. When the fund's assets are invested in the securities of a limited number of issuers or it holds a large portion of its assets in a few issuers, the value of its shares will be more susceptible to any single economic, political or regulatory event affecting those issuers or their securities than shares of a diversified fund.

Market risk:

Stock prices generally fluctuate more than those of other securities, such as debt securities. Market risk, the risk that prices of securities may go down because of the interplay of market forces, may affect a single issuer, industry or section of the economy or may affect the market as a whole. The fund may experience a substantial or complete loss on an individual stock.

Style risk:

The fund invests in stocks believed to be attractively priced relative to their intrinsic value. Such an approach involves the risk that those stocks may remain undervalued. Value stocks as a group may be out of favor for a long period of time, while the market concentrates on "growth" stocks. There is also a risk that other investors will not see the potential value of the issuer, and the security will not realize that potential.

Convertible securities:

A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield on non-convertible debt.

The value of a convertible security is a function of (1) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth, at market value, if converted into the underlying common stock. Convertible securities are typically issued by smaller capitalized companies whose stock prices may be volatile. The price of a convertible security often reflects such variations in the price of the underlying common stock in a way that non-convertible debt does not.

Foreign securities risk:

Investments in foreign securities (including those denominated in U.S. dollars) involve certain risks not typically associated with investments in domestic issuers. These risks can include political and economic instability, foreign taxation issues, different or lower standards in accounting, auditing and financial reporting, less-developed securities regulation and trading systems, fluctuations in foreign currency exchange rates, and the risk that a country may impose controls on the exchange or repatriation of foreign currency. These risks are intensified when investing in countries with developing economies and securities markets, also known as "emerging markets." Moreover, securities of many foreign issuers may be less liquid and their prices more volatile than those comparable domestic issuers.

[icon]  PERFORMANCE

The fund offers Primary Class and Institutional Class shares. Primary Class shares are offered through a separate prospectus. As of the date of this prospectus, the Institutional Class had not yet commenced operations; therefore, the returns presented below are for Primary Class shares. Both classes of shares are invested in the same portfolio of securities, and the annual returns for each class of shares would differ only to the extent that the Institutional Class would pay lower expenses, and therefore would generally be expected to have higher returns than the Primary Class. The information below provides an indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. Annual returns assume reinvestment of dividends and distributions. Historical performance of the fund does not necessarily indicate what will happen in the future.


                              Primary Class Shares

          Year by year total return as of December 31 of each year (%)

                -----------------------------------------------
                    1996     1997     1998     1999     2000
                -----------------------------------------------
                   17.14     29.10    41.17    18.59   -22.54
                -----------------------------------------------


                      During the past five calendar years:


--------------------------------------------------------------------------------
                                 Quarter Ended                Total Return
--------------------------------------------------------------------------------
Best quarter:                  December 31, 1998                 36.94%
--------------------------------------------------------------------------------
Worst quarter:                 September 30, 1998               -15.91%
--------------------------------------------------------------------------------

In the following table, the average annual return for the year ended December 31, 2000, is compared with the Standard & Poor's 500 Index (S&P 500).

--------------------------------------------------------------------------------
                                     1 Year         5 Years     Life of Fund
--------------------------------------------------------------------------------
Focus Trust - Primary Class         -22.54%          14.47%        14.88%(a)
--------------------------------------------------------------------------------
S&P 500                              -9.10%          18.33%        20.11%(b)
--------------------------------------------------------------------------------

(a)      April 17, 1995 (commencement of operations) to December 31, 2000
(b)      April 30, 1995 to December 31, 2000

[icon]  FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you will incur directly or indirectly as an investor in the fund. The fund pays operating expenses directly out of its assets so they lower the fund's share price and dividends. Other expenses include transfer agency, custody, professional and registration fees.

                         Annual Fund Operating Expenses
                (expenses that are deducted from fund assets)(b)

        -------------------------------------------------------------
                                                  Institutional Class
        -------------------------------------------------------------
        Management Fees                                   0.70%
        -------------------------------------------------------------
        Distribution and/or Service (12b-1) Fees          None
        -------------------------------------------------------------
        Other Expenses (a)                                0.23%
        -------------------------------------------------------------
        Total Annual Fund Operating Expenses (b)          0.93%
        -------------------------------------------------------------

(a) "Other Expenses" are based on estimated expenses for the fiscal year ending December 31, 2000.

(b) The investment adviser has voluntarily agreed to waive fees so that expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) do not exceed 0.90% of average daily net assets until [April 30, 2002]. This voluntary waiver may be terminated at any time.

Example:

This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment in the fund, assuming (1) a 5% return each year, (2) the fund's operating expenses remain the same as shown in the table above, and (3) you redeem all of your shares at the end of the time periods shown.

--------------------------------------------------------------------------------
                        1 Year      3 Years       5 Years       10 Years
--------------------------------------------------------------------------------
Focus Trust -
Institutional Class        $95         $296          $515         $1,143
--------------------------------------------------------------------------------

[icon]  MANAGEMENT

Management and Adviser:

Legg Mason Funds Management, Inc. ("LMFM") is the fund's investment adviser and manager. LMFM is responsible for making investment decisions for the fund including placing orders to buy, sell or hold a particular security.

On August 1, 2000, LMFM replaced Legg Mason Fund Adviser, Inc. ("LMFA") as the investment adviser and manager to the fund. LMFM is newly organized; however, the advisory personnel who previously managed the fund as employees of LMFA continue to do so as employees of LMFM. LMFM has delegated certain administrative responsibilities for the fund to LMFA. The fund pays LMFM an advisory fee equal to an annual rate of 0.70% of the fund's average daily net assets up to $2 billion and 0.65% of the fund's average daily net assets in excess of $2 billion. LMFM, in turn, pays LMFA an administration fee at an annual rate of 0.05% of the fund's average daily net assets.

During the seven month period ended July 31, 2000, the fund paid LMFA a fee equal to 0.67% of its average daily net assets. For the five month period ended December 31, 2000, the fund paid LMFM a fee equal to 0.67% of its average daily net assets.

LMFM and LMFA are each located at 100 Light Street, Baltimore, Maryland 21202.

Portfolio Management:

Robert G. Hagstrom, Jr. serves as portfolio manager and has been primarily responsible for overseeing all investments made by the fund since its inception on April 17, 1995. From 1997 to June 30, 1998, he was the General Partner of Focus Capital Advisory, L.P., the assets of which were purchased by LMFA. From 1992 through 1997, he was a Principal with Lloyd, Leith & Sawin, Inc., an investment adviser, where he served as Vice President from 1991 to 1992. Mr. Hagstrom is a Chartered Financial Analyst and author of three books, titled: THE WARREN BUFFET WAY: INVESTMENT STRATEGIES OF THE WORLD'S GREATEST INVESTOR (John Wiley & Sons, November, 1994) THE WARREN BUFFET PORTFOLIO: MASTERING THE POWER OF THE FOCUS INVESTMENT STRATEGY (John Wiley & Son, February, 1999) and THE NASCAR WAY: THE BUSINESS THAT DRIVES THE SPORT (John Wiley & Sons, January,
1998).

Distributor of the fund's shares:

Legg Mason Wood Walker, Incorporated ("Legg Mason"), 100 Light Street, Baltimore, Maryland 21202, distributes the fund's shares pursuant to an Underwriting Agreement. The Underwriting Agreement obligates Legg Mason to pay certain expenses in connection with offering fund shares, including compensation to its financial advisers, the printing and distribution of prospectuses, statements of additional information and shareholder reports (after these have been printed and mailed to existing shareholders at the fund's expense), supplementary sales literature and advertising materials.

Legg Mason, LMFM and LMFA may pay non-affiliated entities out of their own assets to support the distribution of Institutional Class shares and shareholder servicing.

Legg Mason, LMFM and LMFA are wholly owned subsidiaries of Legg Mason, Inc., a financial services holding company.

[icon]  HOW TO INVEST

Institutional Class shares are currently offered for sale only to institutional investors who have at least $100 million in investable assets and who invest at least $1 million in the fund. Institutional Class shares are also offered to institutional clients of Legg Mason Trust, fsb for which the trust company exercises discretionary investment management responsibility and accounts of the customers with such Institutional Clients ("Customers").

Customers of Institutional Clients may purchase shares only in accordance with instructions and limitations pertaining to their account at the Institution.

Prior to or concurrent with the initial purchase of Institutional Class shares, each investor must open an account for the fund by completing and signing an application and mailing it to Legg Mason Institutional Funds at the following address: P.O. Box 17635, Baltimore, Maryland 21297-1635.

Eligible investors may purchase Institutional Class shares by contacting Legg Mason Institutional Funds directly. Institutional Clients may set different minimums for their Customers' investments in accounts invested in Institutional Class shares.

Purchase orders, together with payment in one of the forms described in the following paragraphs, received by Legg Mason Institutional Funds or Boston Financial Data Services ("BFDS" or the "Transfer Agent") before the close of regular trading on the New York Stock Exchange ("Exchange") (normally 4:00 p.m. Eastern time) will be processed at the fund's net asset value as of the close of the Exchange on that day. The fund is open for business every day the Exchange is open. Orders received after the close of the Exchange will be processed at the fund's net asset value as of the close of the Exchange on the next day the Exchange is open.

Certain institutions that have agreements with Legg Mason or the fund may be authorized to accept purchase and redemption orders on their behalf. Once the authorized institution accepts the order, you will receive the next determined net asset value. Orders received by certain retirement plans and other financial intermediaries by the close of the Exchange and communicated to Legg Mason Institutional Funds by 9:00 a.m., Eastern time, on the following business day will be processed at the net asset value determined on the prior business day. You should consult with your institution to determine the time by which it must receive your order to get that day's share price. It is the institution's responsibility to transmit your order to the fund in a timely fashion.

Purchases of Institutional Class shares can be made by wiring federal funds to State Street Bank and Trust Company. Before wiring federal funds, the investor must first telephone Legg Mason Institutional Funds at 1-888-425-6432 to receive instructions for wire transfer. On the telephone, the following information will be required: shareholder name; name of the person authorizing the transaction; shareholder account number; name of the fund and class of shares to be purchased; amount being wired; and name of the wiring bank.

Funds should be wired through the Federal Reserve System to:

State Street Bank and Trust Company
[ABA #011-000-028]
[DDA #99014649]
Legg Mason [insert name of fund]
[Insert account name and number]

The wire should state that the funds are for the purchase of shares of a specific fund and share class and include the account name and number.

Shares may also be purchased and paid for by the contribution of eligible portfolio securities, subject in each case to approval by the investment adviser. Approval will depend on, among other things, the nature and quality of the securities offered and the current needs of the fund. Securities offered in payment for shares will be valued in the same way and at the same time the fund values its portfolio securities for purpose of determining net asset values. (See "Net Asset Value" below.) Investors who wish to purchase fund shares through the contribution of securities should contact Legg Mason Institutional Funds at 1-888-425-6432 for instructions. Investors should also realize that at the time of contribution they may be required to recognize a gain or loss for tax purposes on securities contributed. The fund has full discretion to reject any securities offered as payment for shares.

Any share purchased or received as a distribution will be credited directly to the investor's account.

Additional investments may be made at any time at the relevant net asset value for that class by following the procedures outlined above. Investors should always furnish a shareholder account number when making additional purchases. Purchases will be made in full and fractional shares. In the interest of economy and convenience, certificates for shares will not be issued.

The fund and Legg Mason, the fund's distributor, reserve the right, in their sole discretion: to suspend the offering of shares or to reject any purchase order, in whole or in part, when, in the judgment of management, such suspension or rejection is in the best interests of the fund; and to redeem shares if information provided in the Application should prove to be incorrect in any manner judged by the fund to be material (i.e., in a manner such as to render the shareholder ineligible to purchase shares of the fund). In addition, the fund and Legg Mason reserve the right to waive the minimum investable assets requirement or the minimum initial investment for certain investors in their sole discretion. The fund may suspend the offering of shares at any time and resume it any time thereafter.

Shares of the fund may not be qualified or registered for sale in all states. Prospective investors should inquire as to whether shares of a particular fund are available for offer and sale in their state of residence. Shares of the fund may not be offered or sold in any state unless registered or qualified in that jurisdiction or unless an exemption from registration or qualification is available.

Purchases of fund shares should be made for long-term investment purposes. The fund reserves the right to restrict purchases of shares (including exchanges) when it determines that a pattern of frequent purchases and sales made in response to short-term fluctuations in share price appears evident.

Shares of the fund are available for purchase by retirement plans, including 401(k) plans, 403(b) plans and Individual Retirement Accounts ("IRAs"). The administrator of a plan or employee benefits office can provide participants or employees with detailed information on how to participate in the plan and how to elect the fund as an investment option. Participants in a retirement or savings plan may be permitted to elect different investment options, alter the amounts contributed to the plan, or change how contributions are allocated among investment options in accordance with the plan's specific provisions.

For questions about participant accounts, participants should contact their employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the plan. Investors who purchase shares through retirement plans should be aware that the plan administrator may aggregate purchase and redemption orders of participants in the plan. Therefore, there may be a delay between the time the investor places an order with the plan administrator and the time the order is forwarded to the Transfer Agent for execution.

Account registration changes:

Changes in registration or account privileges must be made in writing to Legg Mason Institutional Funds. Signature guarantees are required. See "Signature Guarantee" below. All correspondence must include the account number and must be sent to:

Legg Mason Institutional Funds
P.O. Box 17635
Baltimore, Maryland  21297-1635

[icon]  HOW TO SELL YOUR SHARES

Shares may be redeemed through three methods: (1) by sending a written request for redemption to Legg Mason Institutional Funds, P.O. Box 17635, Baltimore, Maryland 21297-1635, (2) by calling 1-888-425-6432, or (3) by wire communication with the Transfer Agent. In each case, the investor should first notify Legg Mason Institutional Funds at 1-888-425-6432 of the intention to redeem. No charge is made for redemptions. Shareholders who wish to be able to redeem by telephone or wire communication must complete an authorization form in advance. Redemptions over $10,000,000 may be initiated by telephone, but must be confirmed in writing prior to processing.

Upon receipt of a request for redemption as described below (a request "in good order") before the close of the Exchange on any day the Exchange is open, the Transfer Agent will redeem fund shares at that day's net asset value per share. Requests for redemption received by the Transfer Agent after the close of the Exchange will be executed at the net asset value next determined. However, orders received by certain retirement plans and other financial intermediaries by the close of the Exchange and communicated to the Transfer Agent by 9:00 a.m., Eastern time, on the following business day will be effected at the net asset value determined on the prior business day.

Requests for redemption should indicate:

1) the number of shares or dollar amount to be redeemed and the investor's shareholder account number;

2) the investor's name and the names of any co-owner of the account, using exactly the same name or names used in establishing the account;

3) proof of authorization to request redemption on behalf of any co-owner of the account (please contact Legg Mason Institutional Funds for further details); and

4) the name, address, and account number to which the redemption payment should be sent.

Other supporting legal documents, such as copies of the trust instrument or power of attorney, may be required from corporations or other organizations, fiduciaries or persons other than the shareholder of record making the request for redemption. If you have a question concerning the sale or redemption of shares, please contact Legg Mason Institutional Funds by calling 1-888-425-6432.

Customers  of   institutional   clients  may  redeem  only  in  accordance  with
instructions and limitations pertaining to their account at the Institution.

Payment of the proceeds of redemption normally will be made by wire one business day after receipt of a redemption request in good order. However, the fund reserves the right to postpone the payment date when the Exchange is closed, when trading is restricted, or during periods as permitted by federal securities laws, or to take up to seven days to make payment upon redemption if the fund could be adversely affected by immediate payment. Payment of the proceeds of redemptions of shares that were recently purchased by check or acquired through reinvestment of dividends on such shares may be delayed for up to ten days from the purchase date in order to allow for the check to clear.

The fund has reserved the right under certain conditions to redeem its shares in kind by distributing portfolio securities in payment for redemptions. Shareholders who receive a redemption in kind may incur costs to dispose of such securities.

Signature guarantee:

When a signature guarantee is called for, the shareholder should have "Signature Guaranteed" stamped under his or her signature and guaranteed by any of the following entities: U.S. banks, foreign banks having a U.S. correspondent bank, credit unions, savings associations, U.S. registered securities dealers and brokers, municipal securities dealers and brokers, government securities dealers and brokers, national securities exchanges, registered securities associations, and clearing agencies (each an "Eligible Guarantor Institution"). The fund and its agents reserve the right to reject any signature guarantee pursuant to written signature guarantee standards or procedures, which may be revised in the future to permit them to reject signature guarantees from Eligible Guarantor Institutions that do not, based on credit guidelines, satisfy such written standards or procedures. The fund may change the signature guarantee requirements from time to time without prior notice to shareholders.

[icon]  ACCOUNT POLICIES

Calculation of net asset value:

Net asset value per Institutional Class share is determined daily, as of the close of regular trading on the Exchange, on every day the Exchange is open. The Exchange is normally closed on all national holidays and Good Friday. To calculate the fund's Institutional Class share price, the fund's assets attributable to that class are valued and totaled, liabilities attributable to Institutional Class shares are subtracted, and the resulting net assets are divided by the number of Institutional Class shares outstanding. The fund's securities are valued on the basis of market quotations or, lacking such quotations, at fair value as determined under policies approved by the Board of Directors. The fund may use fair value pricing instead of market quotations to value a security if the fund believes that, because of special circumstances, doing so would more accurately reflect the price the fund could realize on a current sale of the security.

Where a security is traded on more than one market, which may include foreign markets, the securities are generally valued on the market considered by the fund's adviser to be the primary market. The fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing exchange rates. Fixed income securities generally are valued using market quotations or independent pricing services that use prices provided by market makers or estimates of market values. Securities with remaining maturities of 60 days or less are valued at amortized cost.

To the extent the fund has portfolio securities that are primarily listed on foreign exchanges that trade on days when the fund does not price its shares, the net asset value of the fund may change on days when shareholders will not be able to purchase or redeem the fund's shares.

Other:

Fund shares may not be held in, or transferred to, an account with any firm that does not have an agreement with Legg Mason or its affiliates.

[icon]  SERVICES FOR INVESTORS

Confirmations and account statements:

The transfer agent will send confirmations of each purchase and redemption transaction (except a reinvestment of dividends or capital gain distributions). Confirmations sent to Institutional Clients will include the total number of shares being held in safekeeping by the transfer agent. Beneficial ownership of shares by Customer accounts will be recorded by the Institutional Client and reflected in their regular account statements.

Exchange privilege:

Institutional Class shares of the fund may be exchanged for shares of Legg Mason Cash Reserve Trust or for Institutional Class shares of any of the other Legg Mason funds, except Legg Mason Opportunity Trust, provided these funds are eligible for sale in your state of residence, the investor meets the eligibility criteria and the value of exchanged shares is at least $1,000,000. You can request an exchange in writing or by telephone. Be sure to read the current prospectus for any fund into which you are exchanging.

There is currently no fee for exchanges; however, you may be subject to a sales charge when exchanging into a fund that has one. In addition, an exchange of a fund's shares will be treated as a sale of the shares and any gain on the transaction may be subject to tax.

The fund reserves the right to:

o terminate or limit the exchange privilege of any shareholder who makes more than four exchanges from the fund in one calendar year; and

o terminate or modify the exchange privilege after 60 days' written notice to shareholders.

Some Institutional Clients and retirement plan administrators may not offer all of the Institutional Class shares for exchange.

[icon]  DISTRIBUTIONS AND TAXES

The fund declares and pays any dividends annually. The fund distributes substantially all net capital gain (the excess of any net long-term capital gain over net short-term capital loss) after the end of the taxable year in which the gain is realized. A second distribution of net capital gain may be necessary in some years to avoid imposition of a federal excise tax.

Your dividends and other distributions will be automatically reinvested in additional Institutional Class shares of the fund unless you elect to receive your dividends and/or other distributions in cash. To change your election, you must notify the fund at least ten days before the next dividend and/or other distribution is to be paid. You may also request that your dividends and distributions be reinvested in shares of another eligible Legg Mason fund.

If the postal or other delivery service is unable to deliver your distribution check, your distribution option will automatically be converted to having all dividends and other distributions reinvested in fund shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Fund dividends and other distributions are taxable to most investors (other than retirement plans and other tax-exempt investors) whether received in cash or reinvested in additional shares of the fund. Dividends from investment company taxable income (which includes net investment income and net short-term capital gains) are taxable as ordinary income. Distributions of the fund's net capital gain are taxable as long-term capital gain, regardless of how long you have held your fund shares.

The sale or exchange of fund shares may result in a taxable gain or loss, depending on whether the proceeds are more or less than the cost of your shares.

A tax statement is sent to you at the end of each year detailing the tax status of your distributions.

The fund will withhold 31% of all dividends, capital gain distributions and redemption proceeds payable to individuals and certain other non-corporate shareholders who do not provide the fund with a valid taxpayer identification number. The fund will also withhold 31% of all dividends and capital gain distributions payable to shareholders who are otherwise subject to backup withholding.

Because each investor's tax situation is different, please consult your tax adviser about federal, state and local tax considerations.

Legg Mason Focus Trust, Inc.

The following additional information about the fund is available upon request and without charge:

Statement of Additional Information (SAI) - The SAI is filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into (is considered part of) this prospectus. The SAI provides further information and additional details about the fund and its policies.

Annual and Semi-Annual Reports - Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

To request the SAI or any reports to shareholders or to obtain more information:
o        call toll-free 1-888-425-6432
o        write to us at:   Legg Mason Institutional Funds
                           100 Light Street, P.O. Box 17635
                           Baltimore, Maryland 21297-1635

Information about the fund, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Investors may also obtain this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


                                                      SEC File Number: 811-8966

                          LEGG MASON FOCUS TRUST, INC.

                       STATEMENT OF ADDITIONAL INFORMATION

                                April _____, 2001


This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus for Primary Class or for Institutional Class shares, both dated April _____, 2001, which have been filed with the Securities and Exchange Commission ("SEC"). The fund's financial statements and the report of its independent accountants are incorporated by reference into this Statement of Additional Information from the fund's annual report to shareholders. Copies of either of the Prospectuses or the annual report are available without charge by writing to or calling the fund's distributor, Legg Mason Wood Walker, Incorporated ("Legg Mason") at 1-800-822-5544.




                             Legg Mason Wood Walker,
                                  Incorporated

--------------------------------------------------------------------------------

                                100 Light Street
                                  P.O. Box 1476
                         Baltimore, Maryland 21203-1476
                          (410) 539-0000 (800) 822-5544

                                TABLE OF CONTENTS


                                                                         PAGE
                                                                         ----

DESCRIPTION OF THE FUND                                                     3
FUND POLICIES                                                               3
INVESTMENT STRATEGIES AND RISKS                                             4
MANAGEMENT OF THE FUND                                                      8
THE FUND'S INVESTMENT ADVISER AND MANAGER                                  11
THE FUND'S DISTRIBUTOR                                                     12
PORTFOLIO TRANSACTIONS AND BROKERAGE                                       14
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION                             15
VALUATION OF FUND SHARES                                                   17
ADDITIONAL TAX INFORMATION                                                 17
TAX-DEFERRED RETIREMENT PLANS                                              20
PERFORMANCE INFORMATION                                                    21
CAPITAL STOCK INFORMATION                                                  24
THE FUND'S CUSTODIAN AND TRANSFER AND DIVIDEND-DISBURSING AGENT            24
THE FUND'S LEGAL COUNSEL                                                   24
THE FUND'S INDEPENDENT ACCOUNTANTS                                         24
FINANCIAL STATEMENTS                                                       24
APPENDIX A                                                                 A-1

No  person  has  been  authorized  to  give  any  information  or  to  make  any representations not contained in the Prospectuses or this Statement of Additional Information in connection with the offerings made by the Prospectuses and, if given or made, such information or representations must not be relied upon as having been authorized by the fund or its distributor. The Prospectuses and the Statement of Additional Information do not constitute offerings by the fund or by the distributor in any jurisdiction in which such offerings may not lawfully be made.

                             DESCRIPTION OF THE FUND

Legg Mason Focus Trust, Inc., ("Focus Trust" or " Corporation" or "fund") is a non-diversified open-end, management investment company that was established as a Maryland corporation on January 27, 1995.


                                  FUND POLICIES

The following information supplements the information concerning the fund's investment objective, policies and limitations found in the prospectus. The fund has adopted certain fundamental investment limitations that cannot be changed except by vote of a majority of its shareholders. Following are all of the fund's fundamental investment limitations.

Focus Trust may not:

        (1) Act as an underwriter of securities, except that, in connection with the disposition of a security, the fund may be deemed to be an "underwriter" as that term is defined in the Securities Act of 1933;

        (2) Purchase or sell real estate (but this restriction shall not prevent the fund from investing directly or indirectly in portfolio instruments secured by real estate or interests therein or acquiring securities of real estate investment trusts or other issuers that deal in real estate), interests in oil, gas and/or mineral exploration or development programs or leases;

        (3) Purchase or sell commodities or commodity contracts;

        (4) Make loans, except that this restriction shall not prohibit (a) the purchase and holding of debt instruments in accordance with the fund's investment objectives and policies, (b) the lending of portfolio securities, or (c) entry into repurchase agreements with banks or broker-dealers;

        (5) Borrow money or issue senior securities, except that the fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 5% of the value of the total assets of the fund at the time of its borrowing. All borrowings will be done from a bank and asset coverage of at least 300% is required;

        (6) Sell securities short or purchase  securities on margin,  except for
        such   short-term   credits  as  are  necessary  for  the  clearance  of
        transactions;

        (7) Invest in puts, calls, straddles or combinations thereof;

        (8) Participate on a joint or joint and several basis in any securities trading account;

        (9) Make investments in securities for the purpose of exercising control;

        (10) Purchase the securities of any one issuer if, immediately after such purchase, the fund would own more than 25% of the outstanding voting securities of such issuer;

        (11) Invest more than 25% of the value of its total assets (taken at market value at the time of each investment) in securities of issuers whose principal business activities are in the same industry. For this purpose, "industry" does not include the U.S. Government, its agencies or instrumentalities; or

        (12) Purchase securities of issuers having less than three years' continuous operation, if such purchase would cause the value of the fund's investments in all such issuers to exceed 5% of the value of its total assets. Such three-year periods shall include the operation of any predecessor company or companies.

As noted above, the fundamental investment limitations of the fund, along with its investment objective, may be changed by a "vote of a majority of the voting securities" of the fund a term defined in the Investment Company Act of 1940 ("1940 Act"), to mean the vote (1) of more than 50% of the outstanding shares of the fund or (2) of 67% or more of the shares present at a shareholders' meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy, which ever is less.

Except as otherwise stated, if a fundamental or non-fundamental percentage limitation set forth in the prospectus or this Statement of Additional Information ("SAI") is complied with at the time an investment is made, a later increase or decrease in percentage resulting from a change in value of portfolio securities, in the net asset value of the fund, or in the number of securities an issuer has outstanding, will not be considered to be outside the limitation. The fund will monitor the level of borrowing and illiquid securities in its portfolio and will make necessary adjustments to maintain the required asset coverage and adequate liquidity.

Except as otherwise noted, the fund's investment policies and limitations are non-fundamental, and may be changed without a shareholder vote .

                         INVESTMENT STRATEGIES AND RISKS

The fund may use any of the following instruments or techniques, including but not limited to:

Convertible Securities

A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities ordinarily provide a stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower than the yield of non-convertible debt. Convertible securities are usually subordinated to comparable-tier non-convertible securities but rank senior to common stock in a corporation's capital structure. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument, which may be less than the ultimate conversion value.

Many convertible securities are rated below investment grade or, if unrated, are considered of comparable quality. Moody's describes securities rated Ba as having "speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class."

If an investment grade security purchased by the fund is subsequently given a rating below investment grade, the adviser will consider that fact in determining whether to retain that security in the fund's portfolio, but is not required to dispose of it.

Borrowing

The fund has a fundamental policy that it may not borrow money, except (1) from banks for temporary or emergency purposes and not for leveraging or investment and (2) to enter into reverse repurchase agreements for any purpose, so long as the aggregate amount of borrowings and reverse repurchase agreements does not exceed one-third of the fund's total assets less liabilities (other than borrowings). In the event that such asset coverage shall at any time fall below 300%, the fund shall, within three business days thereafter or such longer period as the U.S. Securities and Exchange Commission ("SEC") may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. Investment securities will not be purchased while the fund has an outstanding borrowing that exceeds 5% of the fund's net assets.

Forward Commitments, When-Issued Securities and Delayed Delivery Transactions

The fund may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" and "delayed delivery" basis. These transactions involve a commitment by the fund to purchase or sell particular securities with payment and delivery taking place at a future date. They involve the risk that the price or yield available in the market may be less favorable than the price or yield available when the delivery takes place. Purchases of forward commitments also involve a risk of loss if the seller fails to deliver after the value of the security has risen. The fund's when-issued purchases, forward commitments and delayed delivery transactions in total will not exceed 5% of the value of the fund's net assets. This 5% limitation reflects the value of the underlying obligation together with its initial payment.

Although the fund may purchase securities on a when-issued basis, or purchase or sell securities on a forward commitment basis or purchase securities on a delayed delivery basis, the fund does not have the current intention of doing so. The fund will normally realize a capital gain or loss in connection with these transactions.

When the fund purchases securities on a when-issued, delayed delivery or forward commitment basis, the fund's custodian will maintain in a segregated account: cash, U.S. Government securities or other high grade liquid debt obligations having a value (determined daily) at least equal to the amount of the fund's purchase commitments. In the case of a forward commitment to sell portfolio securities, the custodian will hold the portfolio securities themselves in a segregated account while the commitment is outstanding. These procedures are designed to ensure that the fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases, forward commitments and delayed delivery transactions.

Loans of Portfolio Securities

The fund may lend portfolio securities to broker-dealers and financial institutions, although at the present time it has no intention of lending portfolio securities. The fund may lend portfolio securities, provided: (1) the loan is secured continuously by collateral marked-to-market daily and maintained in an amount at least equal to the current market value of the securities loaned; (2) the fund may call the loan at any time and receive the securities loaned; (3) the fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed 33% of the total assets of the fund. When the fund loans a security to another party, it runs the risk that the other party will default on its obligation, and that the value of the collateral will decline before the fund can dispose of it.

Illiquid and Restricted Investments

The fund may invest up to 10% of its net assets in illiquid investments. For this purpose, "illiquid investments" are those that cannot be disposed of within seven days for approximately the price at which the fund values the security. Illiquid investments include repurchase agreements with terms of greater than seven days, restricted investments other than those the adviser has determined are liquid pursuant to guidelines established by the Corporation's Board of Directors.

Restricted securities may be sold only in privately negotiated transactions, pursuant to a registration statement filed under the Securities Act of 1933, as amended, or pursuant to an exemption from registration. The fund may be required to pay part or all of the costs of such registration, and a considerable period may elapse between the time a decision is made to sell a restricted security and the time the registration statement becomes effective. Judgment plays a greater role in valuing illiquid securities than those for which a more active market exists.

SEC regulations permit the sale of certain restricted securities to qualified institutional buyers. The investment adviser to the fund, acting pursuant to guidelines established by the Corporation's Board of Directors, may determine that certain restricted securities qualified for trading on this newly developing market are liquid. If the market does not develop as anticipated, or if qualified institutional buyers become uninterested for a time, restricted securities in the fund's portfolio may adversely affect the fund's liquidity.

Portfolio Turnover

The portfolio turnover rate for the fund is calculated by dividing the lesser of purchases or sales of portfolio investments for the reporting period by the monthly average value of the portfolio investments owned during the reporting period.

The calculation excludes all securities whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements which enable the fund to receive favorable tax treatment. In any event, the annual portfolio turnover for the fund is not expected to exceed 25%. This relatively low portfolio turnover rate reflects the adviser's buy and hold strategy for the portfolio securities held by the fund.

Generally, the fund will purchase portfolio securities for capital appreciation and not for short-term trading profits. Due to the nature of "focus investing," however, the adviser anticipates that the portfolio turnover levels will be held at low levels. The rate of portfolio turnover will not be a limiting factor in making portfolio decisions. A high rate of portfolio turnover may result in the realization of substantial capital gains and involves correspondingly greater transaction costs. Portfolio turnover rates may vary from year to year as well as within a particular year.

Repurchase Agreements

The fund may enter into repurchase agreements, agreements under which U.S. Government obligations or high-quality debt securities are acquired from a securities dealer or bank subject to resale at an agreed-upon price and date. Repurchase agreements are considered under the 1940 Act to be collateralized loans by the fund to the seller secured by the securities transferred to the fund. Repurchase agreements under the 1940 Act will be fully collateralized by securities in which the fund may invest directly. Such collateral will be marked-to-market daily. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, the fund may experience delay or difficulty in exercising its right to realize upon the security and, in addition, may incur a loss if the value of the security should decline, as well as disposition costs in liquidating the security. The fund will not invest more than 10% of its net assets in repurchase agreements maturing in more than seven days.

The repurchase price under the repurchase agreements described above generally equals the price paid by the fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Repurchase agreements are considered loans by the fund under the 1940 Act.

The financial institutions with which the fund may enter into repurchase agreements are banks and non-bank dealers of U.S. Government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers and banks, if such banks and non-bank dealers are deemed creditworthy by the adviser. The adviser will continue to monitor the creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement at not less than the repurchase price. The fund will only enter into a repurchase agreement where the market value of the underlying security, including interest accrued, will be at all times equal to or exceed the value of the repurchase agreement.

Reverse Repurchase Agreements

The fund may enter into reverse repurchase agreements but it does not currently have the intention of doing so. Reverse repurchase agreements involve the sale of securities held by the fund pursuant to the fund's agreement to repurchase the securities at an agreed upon price, date and rate of interest. Such agreements are considered to be borrowings under the 1940 Act, and may be entered into only for temporary or emergency purposes. While reverse repurchase transactions are outstanding, the fund will maintain in a segregated account cash, U.S. Government securities or other liquid, high grade debt securities in an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement. Reverse repurchase agreements involve the risk that the market value of the securities sold by the fund may decline below the price the fund is obligated to pay upon their repurchase. There is also a risk that the contra-party to the reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the fund.

Foreign Securities

The fund may invest up to 25% of its total assets in foreign securities, either directly or indirectly through the purchase of ADRs, GDRs or EDRs. Investment in foreign securities presents certain risks, including those resulting from fluctuations in currency exchange rates, revaluation of currencies, future political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions, reduced availability of public information concerning issuers, and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or other regulatory practices and requirements comparable to those applicable to domestic issuers. These risks are intensified when investing in countries with developing economies and securities markets, also known as "emerging markets." Moreover, securities of many foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers and transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods.
Issuers may be less liquid and their prices more volatile than those of comparable domestic issuers. In addition, with respect to certain foreign countries, there is the possibility of expropriation, confiscatory taxation, withholding taxes and limitations on the use or removal of funds or other assets.

The costs associated with investment in foreign issuers, including withholding taxes, brokerage commissions and custodial fees, are higher than those associated with investment in domestic issuers. In addition, foreign securities transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of the fund are uninvested and no return is earned thereon. The inability of the fund to make intended security purchases due to settlement problems could cause the fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result in losses to the fund due to subsequent declines in value of the portfolio security or, if the fund has entered into a contract to sell the security, could result in liability to the purchaser.

Since the fund may invest in securities denominated in currencies other than the U.S. dollar and may hold foreign currencies, it may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between such currencies and the U.S. dollar. Changes in the currency exchange rates may influence the value of the fund's shares and also may affect the value of dividends and interest it earns and gains and losses it realizes. Exchange rates are determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments, other economic and financial conditions, government intervention, speculation and other factors.

In addition to purchasing foreign securities, the fund may invest in American Depository Receipts ("ADRs"). Generally, ADRs, in registered form, are denominated in U.S. dollars (but subject to currency risk if the underlying security is denominated in another currency) and are designed for use in the domestic market. Usually issued by a U.S. bank or trust company, ADRs are receipts that demonstrate ownership of the underlying securities. For purposes of the fund's investment policies and limitations, ADRs are considered to have the same classification as the securities underlying them. ADRs may be sponsored or unsponsored; issuers of securities underlying unsponsored ADRs are not contractually obligated to disclose material information in the United States. Accordingly, there may be less information available about such issuers than there is with respect to domestic companies and issuers of securities underlying sponsored ADRs. The fund may also invest in Global Depository Receipts ("GDRs"), which are receipts, often denominated in U.S. dollars, issued by either a U.S. or non-U.S. bank evidencing its ownership of the underlying foreign securities.

The fund may also invest in European Depositary Receipts ("EDRs"), which are receipts evidencing an arrangement with a European bank similar to that for ADRs and are designed for use in the European securities markets. EDRs are not necessarily denominated in the currency of the underlying security. The fund has no current intention to invest in unsponsored ADRs and EDRs.

Securities of Other Investment Companies

The fund may invest in the securities of other investment  companies only if it:
(i) will not own more than 3% of the total outstanding voting stock of any investment company, (ii) does not invest more than 5% of its total assets in any one investment company or (iii) does not invest more than 10% of its total assets in investment companies in general. Such investments may involve the payment of substantial premiums above the net asset value of such issuers' portfolio securities, and the total return on such investments will be reduced by the operating expenses and fees of such investment companies, including advisory fees.

Other Investments

Even  though the fund's  policy is to remain  substantially  invested  in common stocks or securities convertible into common stock it may invest in non-convertible preferred stock and non-convertible debt securities. Investments in debt securities will be rated investment grade.

Ratings of Debt Obligations

The fund may invest in convertible securities and, for temporary defensive purposes, high quality short-term debt obligations rated investment grade. Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's ("S&P") and other nationally recognized or foreign statistical rating organizations are private organizations that provide ratings of the credit quality of debt obligations. A description of the ratings assigned to corporate debt obligations by Moody's and S&P is included in Appendix A. A fund may consider these ratings in determining whether to purchase, sell or hold a security. Ratings issued by Moody's or S&P represent only the opinions of those agencies and are not guarantees of credit quality. Consequently, securities with the same maturity, interest rate and rating may have different market prices. Credit rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates.

Subject to prior disclosure to shareholders, the Board of Directors may, in the future, authorize the fund to invest in securities other than those listed here and in the prospectus, provided that such investment would be consistent with the fund's investment objective and that it would not violate any fundamental investment policies or restrictions applicable to the fund.

                             MANAGEMENT OF THE FUND

The Corporation's officers are responsible for the operation of the Corporation under the direction of the Board of Directors. The officers and directors, their dates of birth and their principal occupations during the past five years are set forth below. An asterisk (*) indicates those officers and/or directors who are "interested persons" of the Corporation as defined by the 1940 Act. The business address of each officer and director is 100 Light Street, Baltimore, Maryland, unless otherwise indicated.


-----------------------------------------------------------------------------------------------------------------------------
Name, Address, Age                      Position(s) Held with Fund                   Principal Occupation(s)
                                                                                       During Past 5 Years
-----------------------------------------------------------------------------------------------------------------------------

JOHN F. CURLEY, JR.*                    Chairman of the Board and        President and/or Chairman of the Board and
[7/24/39]                               Director                         Director/Trustee of all Legg Mason retail funds;
                                                                         Retired Vice Chairman and Director of Legg Mason,
                                                                         Inc. and Legg Mason Wood Walker, Inc.; Formerly:
                                                                         Director of Legg Mason Fund Adviser, Inc. and
                                                                         Western Asset Management Company (each a registered
                                                                         investment adviser); Officer and/or Director of
                                                                         various other affiliates of Legg Mason, Inc.
-----------------------------------------------------------------------------------------------------------------------------


                                       8

-----------------------------------------------------------------------------------------------------------------------------
RICHARD G. GILMORE                      Director                         Independent Consultant.  Director of CSS
[6/9/27]                                                                 Industries, Inc. (diversified holding company whose
10310 Tam O' Shanter Place                                               subsidiaries are engaged in the manufacture and
Bradenton, Florida 34202                                                 sale of decorative paper products, business forms,
                                                                         and specialty metal packaging); Director/Trustee of
                                                                         all Legg Mason retail funds.  Formerly:  Senior
                                                                         Vice President, Chief Financial Officer and
                                                                         Director of Philadelphia Electric Company (now
                                                                         Exelon Corporation); Executive Vice President and
                                                                         Treasurer, Girard Bank, and Vice President of its
                                                                         parent holding company, the Girard Company; and
                                                                         Director of Finance, City of Philadelphia
-----------------------------------------------------------------------------------------------------------------------------
ARNOLD L. LEHMAN                        Director                         Director of the Brooklyn Museum of Art;
[7/18/44]                                                                Director/Trustee of all Legg Mason retail funds.
The Brooklyn Museum of Art                                               Formerly:  Director of the Baltimore Museum of Art
200 Eastern Parkway
Brooklyn, New York 11238
-----------------------------------------------------------------------------------------------------------------------------
JILL E. McGOVERN                        Director                         Chief Executive Officer of The Marrow Foundation
[8/29/44]                                                                since 1993.  Director/Trustee of all Legg Mason
400 Seventh Street NW                                                    retail funds.  Formerly: Executive Director of the
Washington, DC  20008                                                    Baltimore International Festival (January 1991 -
                                                                         March 1993); and Senior Assistant to the President
                                                                         of The Johns Hopkins University (1986-1990)
-----------------------------------------------------------------------------------------------------------------------------
T.A. RODGERS                            Director                         Principal, T.A. Rodgers & Associates (management
[10/22/34]                                                               consulting); Director/Trustee of all Legg Mason
2901 Boston Street                                                       retail funds.  Formerly:  Director and Vice
Baltimore, Maryland  21202                                               President of Corporate Development, Polk Audio,
                                                                         Inc. (manufacturer of audio components)
-----------------------------------------------------------------------------------------------------------------------------
G. PETER O'BRIEN                        Director                         Trustee of Colgate University, Director of Pinnacle
[10/13/45]                                                               Holdings, Inc., Director of Renaissance Capital
118 Riverside Road                                                       Greenwich Funds; Vice President of Hill House,
Riverside, CT  06878                                                     Inc.; Director/Trustee of all Legg Mason retail
                                                                         funds except Legg Mason Income Trust, Inc., and
                                                                         Legg Mason Tax Exempt Trust, Inc.  Formerly:
                                                                         Managing Director, Equity Capital Markets Group of
                                                                         Merrill Lynch & Co. (1971-1999)
-----------------------------------------------------------------------------------------------------------------------------
NELSON A. DIAZ                          Director                         Partner, Blank Rome Comisky & McCauley LLP (law
[5/23/47]                                                                firm) since 1997.  Director/Trustee of all Legg
One Logan Square                                                         Mason retail funds except Legg Mason Income Trust,
Philadelphia, PA 19103                                                   Inc. and Legg Mason Tax Exempt Trust, Inc., Trustee
                                                                         of Temple University and of Philadelphia Museum of
                                                                         Art.  Board member of U.S. Hispanic Leadership
                                                                         Institute, Democratic National Committee, and
                                                                         National Association for Hispanic Elderly.
                                                                         Formerly:  General Counsel, United States
                                                                         Department of Housing and Urban Development
                                                                         (1993-1997)
-----------------------------------------------------------------------------------------------------------------------------

                                       9

-----------------------------------------------------------------------------------------------------------------------------
EDWARD A. TABER III*                    President                        President and/or Director/Trustee of all Legg Mason
[8/25/43]                                                                retail funds except Legg Mason Tax Exempt Trust,
                                                                         Senior Executive Vice President of Legg Mason, Inc.
                                                                         and Legg Mason Wood Walker, Incorporated; Chairman
                                                                         and Director of Legg Mason Fund Adviser, Inc.;
                                                                         Director of Legg Mason Funds Management, Inc. and
                                                                         Western Asset Management Company (each a registered
                                                                         investment adviser).  Formerly:  Executive Vice
                                                                         President of T.Rowe Price-Fleming International,
                                                                         Inc. (1986-1992) and Director of the Taxable Income
                                                                         Division at T.Rowe Price Associates, Inc.
                                                                         (1973-1992)
-----------------------------------------------------------------------------------------------------------------------------
MARIE K. KARPINSKI*                     Vice President and Treasurer     Vice President and Treasurer of Legg Mason Fund
[1/1/49]                                                                 Adviser, Inc., and Vice President and Treasurer of
                                                                         all Legg Mason retail funds
-----------------------------------------------------------------------------------------------------------------------------
MARC R. DUFFY*                          Vice President and Secretary     Employee of Legg Mason since September 1999 and
[1/29/58]                                                                Vice President and Secretary of all Legg Mason
                                                                         retail funds.  Formerly:  Senior Associate,
                                                                         Kirkpatrick & Lockhart LLP (1996-1999), Senior
                                                                         Counsel, Securities and Exchange Commission,
                                                                         Division of Investment Management (1989-1995)
-----------------------------------------------------------------------------------------------------------------------------

The Nominating Committee of the Board of Directors is responsible for the selection and nomination of disinterested directors. The Committee is composed of Messrs. Gilmore, Lehman, Rodgers, O'Brien, Diaz and Dr. McGovern.

Officers and directors of the fund who are "interested persons" of the fund receive no salary or fees from the fund. Each Director who is not an interested person of the fund ("Independent Directors") receives an annual retainer and a per meeting fee based on the average net assets of the fund at December 31 of the previous year.

On February 14, 2001, the directors and officers of the Corporation beneficially owned in the aggregate less than 1% of any class of the fund's outstanding shares.

On February 14, 2001, no entities were known by the fund to own of record or beneficially 5% or more of any class of the fund's outstanding shares.

The following table provides certain information relating to the compensation of the Corporation's directors. None of the Legg Mason funds has any retirement plan for its directors.

                               COMPENSATION TABLE

--------------------------------------------------------------------------------
                                     Aggregate          Total Compensation from
                                   Compensation          Fund and Fund Complex
Name of Person and Position          From Fund*           Paid to Directors**
--------------------------------------------------------------------------------
John F. Curley, Jr. -                    None                     None
Chairman of the Board and Director
--------------------------------------------------------------------------------
Arnold L. Lehman - Director              $1,200                   $44,100
--------------------------------------------------------------------------------
Jill E. McGovern - Director              $1,200                   $44,100
--------------------------------------------------------------------------------
Richard G. Gilmore - Director            $1,200                   $44,100
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                     Aggregate          Total Compensation from
                                   Compensation          Fund and Fund Complex
Name of Person and Position          From Fund*           Paid to Directors**
--------------------------------------------------------------------------------
T.A. Rodgers - Director                  $1,200                   $44,100
--------------------------------------------------------------------------------
G. Peter O'Brien - Director              $1,200                   $33,300
--------------------------------------------------------------------------------
Nelson A. Diaz - Director                $900                     $25,200
--------------------------------------------------------------------------------

* Represents compensation paid to the directors for the fiscal year ending December 31, 2000.

** Represents aggregate compensation paid to each director during the calendar year ended December 31, 2000. There are twelve open-end investment companies in the Legg Mason Complex (with a total of twenty-three funds).

                      THE FUND'S INVESTMENT ADVISER/MANAGER

Legg Mason Funds Management, Inc. ("LMFM"), a Maryland corporation, 100 Light Street, Baltimore, Maryland 21202 is the fund's investment adviser and manager. LMFM is a wholly owned subsidiary of Legg Mason, Inc., which is also the parent of Legg Mason. Effective August 1, 2000, LMFM serves as manager and investment adviser to the fund under an Investment Advisory and Management Agreement with the fund ("Management Agreement"). From July 1, 1998 to July 31, 2000, Legg Mason Fund Adviser, Inc. ("LMFA"), 100 Light Street, Baltimore, Maryland 21202, served as the fund's investment adviser and manager. From June 27, 1997 to June 30, 1998, Focus Capital Advisory, L.P. served as the fund's investment adviser under an investment advisory agreement with the fund. LMFM delegates certain administrative responsibilities to LMFA pursuant to an Administration Agreement.

The Management Agreement provides that, subject to overall direction by the fund's Board of Directors, LMFM manages or oversees the investment and other affairs of the fund. LMFM is responsible for managing the fund consistent with the fund's investment objective and policies described in its Prospectus and this Statement of Additional Information. LMFM also is obligated to (a) furnish the fund with office space and executive and other personnel necessary for the operation of the fund; (b) supervise all aspects of the fund's operations; (c) bear the expense of certain informational and purchase and redemption services to the fund's shareholders; (d) arrange, but not pay for, the periodic updating of prospectuses, proxy material, tax returns and reports to shareholders and state and federal regulatory agencies; and (e) report regularly to the fund's officers and directors. LMFM and its affiliates pay all compensation of directors and officers of the fund who are officers, directors or employees of LMFM. The fund pays all of its expenses which are not expressly assumed by LMFM. These expenses include, among others, interest expense, taxes, brokerage fees and commissions, expenses of preparing and printing prospectuses, proxy statements and reports to shareholders and of distributing them to existing shareholders, custodian charges, transfer agency fees, distribution fees to Legg Mason, the fund's distributor, compensation of the independent directors, legal and audit expenses, insurance expense, shareholder meetings, proxy solicitations, expenses of registering and qualifying fund shares for sale under federal and state law, governmental fees and expenses incurred in connection with membership in investment company organizations. The fund also is liable for such nonrecurring expenses as may arise, including litigation to which the fund may be a party. The fund may also have an obligation to indemnify its directors and officers with respect to litigation.

LMFM receives for its services to the fund a management fee, calculated daily and payable monthly at an annual rate of 0.70% of the average daily net assets up to $2 billion and 0.65% of the fund's average daily net assets in excess of $2 billion of the fund. LMFM has agreed to waive its fees to the extent necessary to limit the fund's expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) to 1.90% of average net assets for Primary Class shares and 0.90% of average net assets for Institutional Class shares until at least April 30, 2002.

For the period January 1, 2000 to July 31, 2000 the fund paid LMFA management fees of $997,518. For the years ended December 31, 1999 and 1998, the fund paid LMFA management fees of $1,197,873, and $0, respectively. For the period August 1, 2000 to December 31, 2000 the fund paid LMFM management fees of $534,334.

For the period July 1, 1998 through December 31, 1998, LMFA was entitled to receive advisory fees of $74,216. However, LMFA waived all of its fees. For the period June 28, 1997 through June 30, 1998, Focus Capital Advisory, L.P. served as the fund's investment adviser. For that period, the adviser was entitled to receive advisory fees of $26,721. However, the adviser agreed to waive its fees and reimburse expenses so that the fund's annual operating expenses would not exceed 2.00%.

Under the Management Agreement, the fund has the non-exclusive right to use the name "Legg Mason" until that Agreement is terminated, or until the right is withdrawn in writing by LMFM.

Pursuant to an Administration Agreement between LMFM and LMFA, LMFA agrees, among other things, to provide the fund with office facilities and personnel, maintain the fund's books and records and supply the directors and officers with statistical reports and information regarding the fund. LMFM pays LMFA an administration fee at an annual rate of 0.05% of the fund's average daily net assets.

Under the Management Agreement and the Administration Agreement, LMFM and LMFA will not be liable for any error of judgment or mistake of law or for any loss by the fund in connection with the performance of the Management Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties under the Management Agreement.

The Management Agreement and the Administration Agreement each terminate automatically upon assignment and is terminable at any time without penalty by vote of the fund's Board of Directors, by vote of a majority of the fund's outstanding voting securities, or by LMFM or LMFA, on not less than 60 days' notice to the other party to the Agreements, and may be terminated immediately upon the mutual written consent of all parties to the Agreements.

The fund, LMFM, LMFA and Legg Mason each has adopted a code of ethics under Rule 17j-1 of the 1940 Act, which permits personnel covered by the code to invest in securities that may be purchased or held by the fund, but prohibits fraudulent, deceptive or manipulative conduct in connection with that personal investing.

                             THE FUND'S DISTRIBUTOR

Legg Mason, acts as distributor of the fund's shares pursuant to a separate Underwriting Agreement with the fund. The Underwriting Agreement obligates Legg Mason to promote the sale of fund shares and to pay certain expenses in connection with its distribution efforts, including expenses for the printing and distribution of prospectuses and periodic reports used in connection with the offering to prospective investors (after the prospectuses and reports have been prepared, set in type and mailed to existing shareholders at the fund's expense), and for supplementary sales literature and advertising costs.

The fund has adopted a Distribution Plan ("Plan") for Primary Class shares which, among other things, permits the fund to pay Legg Mason fees for its services related to sales and distribution of Primary Class shares and the provision of ongoing services to Primary Class shareholders. Payments are made only from assets attributable to Primary Class shares. Under the Plan, the aggregate fees may not exceed an annual rate of 1.00% of the fund's average daily net assets attributable to Primary Class shares. Distribution activities for which such payments may be made include, but are not limited to, compensation to persons who engage in or support distribution and redemption of shares, printing of prospectuses and reports for persons other than existing shareholders, advertising, preparation and distribution of sales literature, overhead, travel and telephone expenses, all with respect to Primary Class shares only.

The Plan makes clear that, of the aggregate 1.00% fees, 0.75% is paid for distribution services and 0.25% is paid for ongoing services to Primary Class shareholders. The Plan also specifies that the fund may not pay more in cumulative distribution fees than 6.25% of total new gross assets attributable to Primary Class shares, plus interest, as specified in the Conduct Rules of the National Association of Securities Dealers, Inc.

If necessary to achieve limits described in "The Fund's Investment Adviser and Manager" section above, Legg Mason has also agreed to waive its fees for the fund.

The Plan was adopted, as required by Rule 12b-1 under the 1940 Act, by a vote of the Board of Directors, including a majority of the directors who are not "interested persons" of the Corporation as that term is defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of the Plan or the Underwriting Agreement ("12b-1 Directors"). In approving the continuation of the Plan, in accordance with the requirements of Rule 12b-1, the directors determined that there was a reasonable likelihood that the Plan would benefit the fund and its Primary Class shareholders. The directors considered, among other things, the extent to which the potential benefits of the Plan to the fund's Primary Class shareholders could offset the costs of the Plan; the likelihood that the Plan would succeed in producing such potential benefits; the merits of certain possible alternatives to the Plan; and the extent to which the retention of assets and additional sales of the fund's Primary Class shares would be likely to maintain or increase the amount of compensation paid by the fund to LMFM.

In considering the cost of the Plan, the directors gave particular attention to the fact that any payments made by the fund to Legg Mason under the Plan would increase the fund's level of expenses in the amount of such payments. Further, the directors recognized that LMFM and LMFA would earn greater management and administration fees if the fund's assets were increased, because such fees are calculated as a percentage of the fund's assets and thus would increase if net assets increase. The directors further recognized that there can be no assurance that any of the potential benefits described below would be achieved if the Plan was implemented.

Among the potential benefits of the Plan, the directors noted that the payment of commissions and service fees to Legg Mason and its investment executives could motivate them to improve their sales efforts with respect to the fund's Primary Class shares and to maintain and enhance the level of services they provide to the fund's Primary Class shareholders. These efforts, in turn, could lead to increased sales and reduced redemptions, eventually enabling the fund to achieve economies of scale and lower per share operating expenses. Any reduction in such expenses would serve to offset, at least in part, the additional expenses incurred by the fund in connection with the Plan. Furthermore, the investment management of the fund could be enhanced, as net inflows of cash from new sales might enable its portfolio manager to take advantage of attractive investment opportunities, and reduced redemptions could eliminate the potential need to liquidate attractive securities positions in order to raise the funds necessary to meet the redemption requests.

As compensation for its services and expenses, Legg Mason receives from the fund an annual distribution fee equivalent to 0.75% of its average daily net assets attributable to Primary Class shares and a service fee equivalent to 0.25% of its average daily net assets attributable to Primary Class shares in accordance with the Plan. All distribution and service fees are calculated daily and paid monthly.

The Plan will continue in effect only so long as it is approved at least annually by the vote of a majority of the Board of Directors, including a majority of the 12b-1 Directors, cast in person at a meeting called for the purpose of voting on the Plan. The Plan may be terminated by a vote of a majority of the 12b-1 Directors or by a vote of a majority of the outstanding voting Primary Class shares. Any change in the Plan that would materially increase the distribution cost to a fund requires shareholder approval; otherwise the Plan may be amended by the directors, including a majority of the 12b-1 Directors.

In accordance with Rule 12b-1, the Plan provides that Legg Mason will submit to the fund's Board of Directors, and the directors will review, at least quarterly, a written report of any amounts expended pursuant to the Plan and the purposes for which expenditures were made. In addition, as long as the Plan is in effect, the selection and nomination of the Independent Directors will be committed to the discretion of such Independent Directors.

Prior to the approval of the Plan by shareholders on June 24, 1998, the fund had no distribution plan. For the period June 30, 1998 to December 31, 1998, Legg Mason was entitled to receive distribution and service fees of $95,814; however, Legg Mason waived $12,830 of these fees. For the fiscal years ended December 31,

1999 and 2000, the fund paid distribution and service fees of $1,774,398 and $2,284,074, respectively.

During the year ended December 31, 2000, Legg Mason incurred the following expenses in connection with distribution and shareholder services:

-----------------------------------------------------------
        Sales and Commissions              $649,000
-----------------------------------------------------------
  Retail Branch Distribution/Sales
             Management                  $1,161,000
-----------------------------------------------------------
       Promotion & Advertising             $229,000
-----------------------------------------------------------
Printing and Mailing of Prospectuses
                                            $89,000
-----------------------------------------------------------
      Administration & Overhead             $20,000
-----------------------------------------------------------
            Total Expense                $2,148,000
-----------------------------------------------------------

The foregoing are estimated and do not include all expenses fairly allocable to, Legg Mason's or its affiliates' efforts to distribute the fund's shares.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

For the fiscal years ended December 31, the portfolio turnover rates for the fund were:

                --------------------------------------------
                         2000                69.3%
                --------------------------------------------
                         1999                14.4%
                --------------------------------------------

Under the Management Agreement with the fund, LMFM is responsible for the execution of the fund's portfolio transactions and must seek the most favorable price and execution for such transactions, subject to the possible payment, as described below, of higher brokerage commissions to brokers who provide research and analysis. The fund may not always pay the lowest commission or spread available. Rather, in placing orders for the fund LMFM also takes into account such factors as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the services described below), and any risk assumed by the executing broker.

Consistent with the policy of most favorable price and execution, LMFM may give consideration to research, statistical and other services furnished by brokers or dealers to LMFM for its use, may place orders with brokers who provide supplemental investment and market research and securities and economic analysis and may pay to these brokers a higher brokerage commission than may be charged by other brokers. Such services include, without limitation, advice as to the value of securities; the advisability of investing in, purchasing, or selling securities; advice as to the availability of securities or of purchasers or sellers of securities; and furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. Such research and analysis may be useful to LMFM in connection with services to clients other than the fund whose brokerage generated the service. LMFM's fee is not reduced by reason of its receiving such brokerage and research services.

After June 30, 2000, from time to time the fund may use Legg Mason as broker for agency transactions in listed and over-the-counter securities at commission rates and under circumstances consistent with the policy of best execution. Commissions paid to Legg Mason will not exceed "usual and customary brokerage commissions." Rule 17e-1 under the 1940 Act defines "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In the over-the-counter market, the fund generally deals with responsible primary market-makers unless a more favorable execution can otherwise be obtained.

For the fiscal years ended December 31, the fund paid the following brokerage commissions:

          --------------------------------------------------------
                     Year          Brokerage Commissions Paid
          --------------------------------------------------------
                     2000                   $221,099
          --------------------------------------------------------
                     1999                   $198,578
          --------------------------------------------------------
                     1998                    $28,298
          --------------------------------------------------------

Legg Mason received no brokerage commissions from the fund for the same period.

Except as permitted by SEC rules or orders, the fund may not buy securities from, or sell securities to, Legg Mason or its affiliated persons as principal. The fund's Board of Directors has adopted procedures in conformity with Rule 10f-3 under the 1940 Act whereby the fund may purchase securities that are offered in certain underwritings in which Legg Mason or any of its affiliated persons is a participant. These procedures, among other things, limit the fund's investment in the amount of securities of any class of securities offered in an underwriting in which Legg Mason or any of its affiliated persons is a participant so that the fund together with all other registered investment companies having the same adviser, may not purchase more than 25% of the principal amount of the offering of such class. In addition, the fund may not purchase securities during the existence of an underwriting if Legg Mason is the sole underwriter for those securities.

Section 11(a) of the Securities Exchange Act of 1934 prohibits Legg Mason from executing transactions on an exchange for its affiliates, such as the fund, unless the affiliate expressly consents by written contract. The fund's Investment Advisory and Management Agreement expressly provides such consent.

Investment decisions for the fund are made independently from those of other funds and accounts advised by LMFM. However, the same security may be held in the portfolios of more than one fund or account. When two or more accounts simultaneously engage in the purchase or sale of the same security, the prices and amounts will be equitably allocated to each account. In some cases, this procedure may adversely affect the price or quantity of the security available to a particular account. In other cases, however, an account's ability to participate in large-volume transactions may produce better executions and prices.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The fund offers two classes of shares known as Primary Class and Institutional Class shares. Other classes of shares may be offered in the future. Institutional Class shares are available only to institutional investors who have at least $100 million in investable assets and who invest at least $1 million in the fund. Primary Class shares are available from Legg Mason, certain of its affiliates and unaffiliated entities having an agreement with Legg Mason. Institutional Class shares are also offered to Institutional Clients of Legg Mason Trust, fsb for which they exercise discretionary investment management responsibility and accounts of the customers with such Institutional Clients. Institutional Clients may purchase shares for Customer Accounts maintained for individuals. Primary Class shares are available to all other investors.

Future First Systematic Investment Plan and Transfer of funds from Financial Institutions

If you invest in Primary Class shares, the Prospectus for those shares explains that you may buy Primary Class shares through the Future First Systematic Investment Plan. Under this plan you may arrange for automatic monthly investments in Primary Class shares of $50 or more by authorizing Boston Financial Data Services ("BFDS"), the fund's transfer agent, to transfer funds each month from your Legg Mason account or from your checking account to be used to buy Primary Class shares at the per share net asset value determined on the day the funds are sent from your bank. You will receive a quarterly account statement. You may terminate the Future First Systematic Investment Plan at any time without charge or penalty. Forms to enroll in the Future First Systematic Investment Plan are available from any Legg Mason or affiliated office.

Investors in Primary Class shares may also buy Primary Class shares through a plan permitting transfers of funds from a financial institution. Certain financial institutions may allow the investor, on a pre-authorized basis, to have $50 or more automatically transferred monthly for investment in shares of the fund to:

                      Legg Mason Wood Walker, Incorporated
                                Funds Processing
                                  P.O. Box 1476
                         Baltimore, Maryland 21203-1476

If the investor's check is not honored by the institution it is drawn on, the investor may be subject to extra charges in order to cover collection costs. These charges may be deducted from the investor's shareholder account.

Systematic Withdrawal Plan

         All Legg Mason funds in any Legg Mason account are eligible for the Systematic Withdrawal Plan ("Plan"). Except for Individual Retirement Accounts ("IRA accounts"), any account with a net asset value of $5000 or more may elect to make withdrawals of a minimum of $50 on a monthly basis. IRA accounts are not subject to the $5000 minimum balance requirement. The amounts paid to you each month are obtained by redeeming sufficient shares from your account to provide the withdrawal amount that you have specified. Except IRA accounts, there are three ways to receive payment of proceeds of redemptions made through the Plan:
(1) Credit to brokerage account - fund shares will be redeemed on the first business day of each month and credited to the brokerage account on the third business day; or (2) Check mailed by the funds' transfer agent - fund shares will be redeemed on the 25th of each month or the next business day and a check will be mailed within 3 business days; or (3) ACH to checking or savings account
- redemptions of fund shares may occur on any day of the month and the checking or savings account will be credited in approximately two business days. Credit to brokerage account is the only option available to IRA accounts. Redemptions will be made at the net asset value per share determined as of the close of regular trading of the Exchange (normally 4:00 p.m., Eastern time) on the day corresponding to the redemption option designated by the investor. If the Exchange is not open for business on that day, the shares will be redeemed at the per share net asset value determined as of the close of the Exchange on the next business day. You may change the monthly amount to be paid to you without charge by notifying Legg Mason or the affiliate with which you have an account. You may terminate the Systematic Withdrawal Plan at any time without charge or penalty. The fund, its transfer agent, and Legg Mason also reserve the right to modify or terminate the Systematic Withdrawal Plan at any time.

        Withdrawal payments are treated as a sale of shares rather than as a dividend or other distribution. These payments are taxable to the extent that the total amount of the payments exceeds the tax basis of the shares sold. If the periodic withdrawals exceed reinvested dividends and distributions, the amount of your original investment may be correspondingly reduced.

        Ordinarily, you should not purchase additional shares of the fund if you maintain a Systematic Withdrawal Plan, because you may incur tax liabilities in connection with such purchases and withdrawals. The fund will not knowingly accept purchase orders from you for additional shares if you maintain a Systematic Withdrawal Plan unless your purchase is equal to at least one year's scheduled withdrawals. In addition, if you maintain a Systematic Withdrawal Plan you may not make periodic investments under the Future First Systematic Investment Plan.

Other Information Regarding Redemption

The fund reserves the right to modify the wire or telephone redemption services described in the prospectus at any time.

The date of payment for redemption may not be postponed for more than seven days, and the right of redemption may not be suspended, by the fund or its distributor except (i) for any period during which the Exchange is closed (other than for customary weekend and holiday closings), (ii) when trading in markets the fund normally utilizes is restricted, or an emergency, as defined by rules and regulations of the SEC, exists, making disposal of the fund's investments or determination of its net asset value not reasonably practicable, or (iii) for such other periods as the SEC by regulation or order may permit for protection of the fund's shareholders. In the case of any such suspension, you may either withdraw your request for redemption or receive payment based upon the net asset value next determined after the suspension is lifted.

The fund reserves the right, under certain conditions, to honor any request for redemption from the same shareholders in any 90-day period, totaling $250,000 or 1% of the net assets of the fund, whichever is less, by making payment in whole or in part in securities valued in the same way as they would be valued for purposes of computing the fund's net asset value per share. If payment is made in securities, a shareholder should expect to incur brokerage expenses in converting those securities into cash and will be subject to fluctuation in the market price of those securities until they are sold. The fund does not redeem "in kind" under normal circumstances, but would do so where LMFM determines that it would be in the best interests of the fund's shareholders as a whole.

                            VALUATION OF FUND SHARES

Net asset value of the fund share is determined daily for each class as of the close of the Exchange, on every day the Exchange is open, by dividing the value of the total assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. Pricing will not be done on days when the Exchange is closed. The Exchange currently observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. As described in the Prospectuses, securities for which market quotations are readily available are valued at current market value. Securities traded on an exchange or the NASDAQ Stock Market securities are normally valued at last sale prices. Other over-the-counter securities, and securities traded on exchanges for which there is no sale on a particular day (including debt securities), are valued at the mean of latest closing bid and asked prices. Securities with remaining maturities of 60 days or less are valued at amortized cost. Securities and other assets quoted in foreign currencies will be valued in U.S. dollars based on the currency exchange rates prevailing at the time of the valuation. All other securities are valued at fair value as determined by or under the direction of the fund's Board of Directors. The fund may also use fair value pricing instead of market quotations to value securities if, because of special circumstances, the fund believes it would more accurately reflect the price it could realize on a current sale of securities. Premiums received on the sale of call options are included in the net asset value of each class, and the current market value of options sold by the fund will be subtracted from net assets of each class.

                           ADDITIONAL TAX INFORMATION

The following is a general summary of certain federal tax considerations affecting the fund and its shareholders. Investors are urged to consult their own tax advisers for more detailed information and for information regarding any federal, state or local taxes that might apply to them.

General

To continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), the fund must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income plus any net short-term capital gain and any net gains from certain foreign currency transactions)
("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from futures or forward currency contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) at the close of each quarter of the fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RIC's and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the fund's taxable year, not more than 25% of the value of its total assets may be invested in the securities (other than U.S. government securities or the securities of other RICs) of any one issuer.

By qualifying for treatment as a RIC, the fund (but not its shareholders) will be relieved of federal income tax on the part of its investment company taxable income and net capital gain (i.e. the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders. If the fund failed to qualify for that treatment for any taxable year, (i) it would be taxed at corporate rates on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and
(ii) the shareholders would treat all those distributions, including distributions of net capital gain, as dividends (that is, ordinary income) to the extent of the fund's earnings and profits. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

The fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts. Dividends and other distributions declared by the fund in December of any year and payable to its shareholders of record on a date in that month will be deemed to have been paid by the fund and received by the shareholders on December 31 if the fund pays the distribution during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

Dividends and Other Distributions

If the fund invests in shares of common stock or preferred stock or otherwise holds dividend-paying securities as a result of exercising a conversion privilege, a portion of the dividends from its investment company taxable income (whether paid in cash or reinvested in additional fund shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by the fund from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax. Distributions of net capital gain made by the fund do not qualify for the dividends-received deduction.

If fund shares are sold at a loss after being held for six months or less, the loss will be treated as a long-term, instead of a short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for a dividend or other distribution, the investor will pay full price for the shares and receive some portion of the price back as a taxable distribution.

Foreign Taxes

Interest and dividends received by the fund, and gains realized thereby, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

Passive Foreign Investment Companies

The fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the fund will be subject to federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain on disposition of that stock (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.

If the fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the fund would be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain -- which the fund probably would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if the QEF did not distribute those earnings and gain to the fund. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

The fund may elect to "mark-to-market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the stock over the fund's adjusted basis therein as of the end of that year. Pursuant to the election, the fund also may deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income by the fund for prior taxable years under the election (and under regulations proposed in 1992 that provided a similar election with respect to the stock of certain PFICs). The fund's adjusted basis in each PFIC's stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

Foreign Currencies

The use of hedging strategies, such as entering into forward contracts, involves complex rules that will determine for income tax purposes the amount, character, and timing of recognition of the gains and losses the fund realizes in connection therewith. Gain from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from forward currency contracts the fund derives with respect to its business of investing in securities or foreign currencies, will be treated as qualifying income under the Income Requirement.

Certain foreign currency contracts in which the fund may invest will be subject to section 1256 of the Code ("section 1256 contracts"). Any section 1256 contracts the fund holds at the end of each taxable year, other than contracts with respect to which it has made a "mixed straddle election," must be "marked-to-market" (that is, treated as having been sold at that time for their fair market value), with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60 % of any net realized gain or loss on section 1256 contracts the fund actually sold during the year, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax. These rules may operate to increase the amount the fund must distribute to satisfy the Distribution Requirement( i.e., with respect to the portion treated as short-term capital gain), which will be taxable to the shareholders as ordinary income, and to increase the net capital gain the fund recognizes, without in either case increasing the cash available to the fund. The fund may elect to exclude certain transactions from the operation of section 1256, although doing so may have the effect of increasing the relative proportion of net short-term capital gain (taxable as ordinary income) and thus increasing the amount of dividends it must distribute.

Section  988 of the Code also may apply to  forward  currency  contracts.  Under section 988 each foreign currency gain or loss generally is computed separately and treated as ordinary income or loss. In the case of overlap between sections 1256 and 988, special provisions determine the character and timing of any income, gain or loss.

Code section 1092 (dealing with straddles) also may affect the taxation of forward currency contracts in which the fund may invest. That section defines a "straddle" as offsetting positions with respect to actively traded personal property; for these purposes, forward currency contracts are positions in personal property. Under section 1092, any loss from the disposition of a position in a straddle generally may be deducted only to the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. In addition, these rules may postpone the recognition of loss that otherwise would be recognized under the mark-to-market rules discussed above. The regulations under section 1092 also provide certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. If the fund makes certain elections, the amount, character and timing of recognition of gains and losses from the affected straddle positions would be determined under rules that very according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to the fund of straddle transactions are not entirely clear.

Other

If the fund has an "appreciated financial position" - generally, an interest (including an interest through a forward currency contract) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis-and enters into a "constructive sale" of the position, the fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or a forward currency contract entered into by the fund or a related person with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the fund holds the appreciated financial position unhedged for 60 days after that closing ( i.e. at no time during that 60-day period is the fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property).

To the extent the fund recognizes income from a "conversion transaction," as defined in section 1258 of the Code, all or part of the gain from the disposition or other termination of a position held as part of the conversion transaction may be recharacterized as ordinary income. A conversion transaction generally consists of two or more positions taken with regard to the same or similar property, where (1) substantially all of the taxpayer's return is attributable to the time value of its net investment in the transaction and (2) the transaction satisfies any of the following criteria: (a) the transaction consists of the acquisition of property by the taxpayer and a substantially contemporaneous agreement to sell the same or substantially identical property in the future; (b) the transaction is a straddle, within the meaning of Code section 1092 (see above); (c) the transaction is one that was marketed or sold to the taxpayer on the basis that it would have the economic characteristics of a loan but the interest-like return would be taxed as capital gain; or (d) the transaction is described a s a conversion transaction in future regulations.

              TAX-DEFERRED QUALIFIED PLANS - PRIMARY CLASS SHARES

Investors may invest in Primary Class shares through IRAs and through SEPs, SIMPLES and other qualified retirement plans (collectively, "qualified plans"). In general, income earned through the investment of assets of qualified plans is not taxed to their beneficiaries until the income is distributed to them. Primary Class share investors who are considering establishing a qualified plan should consult their attorneys or other tax advisers with respect to individual tax questions. Please consult your Financial Advisor or other entity offering the fund for further information with respect to these plans.

Traditional IRA

Certain Primary Class shareholders may obtain tax advantages by establishing an IRA. Specifically, except as noted below, if neither you nor your spouse is an active participant in a qualified employer or government retirement plan, or if either you or your spouse is an active participant in such a plan and your adjusted gross income does not exceed a certain level, then each of you may deduct cash contributions made to an IRA in an amount for each taxable year not exceeding the lesser of 100% of your earned income or $2,000. However, a married investor who is not an active participant in such a plan and files a joint income tax return with his or her spouse (and their combined adjusted gross income does not exceed $150,000) is not affected by the spouse's active participant status. In addition, if your spouse is not employed and you file a joint return, you may establish a separate IRA for your spouse and contribute up to a total of $4,000 to the two IRAs, provided that the contribution to either does not exceed $2,000. If your employer's plan qualifies as a SIMPLE, permits voluntary contributions and meets certain requirements, you may make voluntary contributions to that plan that are treated as deductible IRA contributions.

Even if you are not in one of the categories described in the preceding paragraph, you may find it advantageous to invest in Primary Class shares of the fund through non-deductible IRA contributions, up to certain limits, because all dividends and other distributions on your fund shares are then not immediately taxable to you or the IRA; they become taxable only when distributed to you. To avoid penalties, your interest in an IRA must be distributed, or start to be distributed, to you not later than April 1 following the calendar year in which you attain age 70 1/2. Distributions made before age 59 1/2, in addition to being taxable, generally are subject to a penalty equal to 10% of the distribution, except in the case of death or disability, where the distribution is rolled over into another qualified plan or certain other situations.

Roth IRA

A shareholder whose adjusted gross income (or combined adjusted gross income with his or her spouse) does not exceed certain levels may establish and contribute up to $2,000 per tax year to a Roth IRA. In addition, for a shareholder whose adjusted gross income does not exceed $100,000 (or is not married filing a separate return), certain distributions from traditional IRAs may be rolled over to a Roth IRA and any of the shareholder's traditional IRAs may be converted to a Roth IRA; these rollover distributions and conversions are, however, subject to federal income tax.

Contributions to a Roth IRA are not deductible; however, earnings accumulate tax-free in a Roth IRA, and withdrawals of earnings are not subject to federal income tax if the account has been held for at least five years (or in the case of earnings attributable to rollover contributions from or conversions of a traditional IRA, the rollover or conversion occurred more than five years before the withdrawal) and the account holder has reached age 59 1/2 (or certain other conditions apply).

Education IRA

Although not technically for retirement savings, an Education IRA provides a vehicle for saving for a child's higher education. An Education IRA may be established for the benefit of any minor, and any person whose adjusted gross income does not exceed certain levels may contribute to an Education IRA, provided that no more than $500 may be contributed for any year to Education IRAs for the same beneficiary. Contributions are not deductible and may not be made after the beneficiary reaches age 18; however, earnings accumulate tax-free, and withdrawals are not subject to tax if used to pay the qualified higher education expenses of the beneficiary (or a qualified family member).

Simplified Employee Pension Plan - SEP

Legg Mason makes available to corporate and other employers a SEP for investment in Primary Class shares of the fund.

Savings Incentive Match Plan For Employees - SIMPLE

An employer with no more than 100 employees that does not maintain another qualified plan may establish a SIMPLE either as separate IRAs or as part of a Code section 401(k) plan. A SIMPLE, which is not subject to the complicated nondiscrimination rules that generally apply to other qualified plans, will allow certain employees to make elective contributions of up to $6,000 per year and will require the employer to make matching contributions up to 3% of each such employee's salary or a 2% non-elective contribution.

Withholding at the rate of 20% is required for federal income tax purposes on certain distributions (excluding, for example, certain periodic payments) from the foregoing plans (except IRAs and SEPs), unless the recipient transfers the distribution directly to an "eligible retirement plan" (including IRAs and other qualified plans) that accepts those distributions. Other distributions generally are subject to regular wage withholding or to withholding at the rate of 10% (depending on the type and amount of the distribution), unless the recipient elects not to have any withholding apply. Investors in Primary Class shares should consult their plan administrator or tax adviser for further information.

                             PERFORMANCE INFORMATION

Total Return Calculations

Average annual total return quotes used in the Fund's advertising and other promotional materials ("Performance Advertisements") are calculated according to the following formula:

           P(1+T)n      =     ERV
where:     P                  =        a hypothetical initial payment of $1,000
           T                  =        average annual total return
           n                  =        number of years
           ERV                =        ending redeemable value of a
                                       hypothetical $1,000 payment made at
                                       the beginning of that period

Under the foregoing formula, the time periods used in Performance Advertisements will be based on rolling calendar quarters, updated at least to the last day of the most recent quarter prior to submission of the Performance Advertisements for publication. Total return, or "T" in the formula above, is computed by finding the average annual change in the value of an initial $1,000 investment over the period. In calculating the ending redeemable value, all dividends and other distributions by the fund are assumed to have been reinvested at net asset value on the reinvestment dates during the period.

The following table shows the value, as of the end of the fiscal year, of a hypothetical investment of $10,000 made in the fund at commencement of operations. The table assumes that all dividends and other distributions are reinvested in the fund. It includes the effect of all charges and fees the fund has paid. (There are no fees for investing or reinvesting in the fund imposed by the fund, and there are no redemption fees.) It does not include the impact of any income taxes that an investor would pay on such distributions. Performance data is only historical, and is not intended to indicate the fund's future performance.

Primary Class Shares

--------------------------------------------------------------------------------
                     Value of Original
                    Shares Plus Shares     Value of Shares
                     Obtained Through      Acquired Through
Fiscal Year           Reinvestment of        Reinvestment       Total Value ($)
                      Capital Gain            of Income
                     Distributions ($)       Dividends ($)
--------------------------------------------------------------------------------
   1995*                  11,170                   59                11,229
--------------------------------------------------------------------------------
   1996                   13,086                   68                13,154
--------------------------------------------------------------------------------
   1997                   16,896                   86                16,982
--------------------------------------------------------------------------------
   1998                   23,909                  116                24,025
--------------------------------------------------------------------------------
   1999                   28,355                  137                28,492
--------------------------------------------------------------------------------
   2000                   21,965                  106                22,071
--------------------------------------------------------------------------------

* For the period April 17, 1995  (commencement  of  operations)  to December 31,
1995.

With respect to Primary Class shares if the investor had not reinvested dividends and other distributions, the total value of the hypothetical investment as of December 31, 2000 would have been $20,210, and the investor would have received a total of $1,584, in distributions. If the adviser had not waived certain fees in the 2000 fiscal year, returns would have been lower.

From time to time the fund may compare the performance of a class of shares to the performance of other investment companies, groups of investment companies, various market indices, the features or performance of alternative investments, in advertisements, sales literature, and reports to shareholders. One such market index is the S&P 500, a widely recognized, unmanaged index composed of the capitalization-weighted average of the prices of 500 of the largest publicly traded stocks in the U.S. The S&P 500 includes reinvestment of all dividends. It takes no account of the costs of investing or the tax consequences of distributions. The fund invests in many securities that are not included in the S&P 500. The fund may also include calculations, such as hypothetical compounding examples or tax-free compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions that are not indicative of the performance of the fund.

From time to time, the total return of the fund may be quoted in advertisements, shareholder reports, or other communications to shareholders.

The fund may also cite rankings and ratings, and compare the return of the fund with data published by Lipper Analytical Services, Inc. ("Lipper"), CDA
Investment Technologies, Inc., Wiesenberger Investment Company Services, Value Line, Morningstar, and other services or publications that monitor, compare and/or rank the performance of investment companies. The fund may also refer in such materials to mutual fund performance rankings, ratings, comparisons with funds having similar investment objectives, and other mutual funds reported in independent periodicals, including, but not limited to, FINANCIAL WORLD, MONEY Magazine, FORBES, BUSINESS WEEK, BARRON'S, FORTUNE, THE KIPLINGER LETTERS, THE WALL STREET JOURNAL, and THE NEW YORK TIMES. The fund also may quote from such periodicals.

The fund may compare the investment return of a class of shares to the return on certificates of deposit and other forms of bank deposits, and may quote from organizations that track the rates offered on such deposits. Bank deposits are insured by an agency of the federal government up to specified limits. In contrast, fund shares are not insured, the value of fund shares may fluctuate, and an investor's shares, when redeemed, may be worth more or less than the investor originally paid for them. Unlike the interest paid on many certificates of deposit, which remains at a specified rate for a specified period of time, the return of each class of shares will vary.

Fund advertisements may reference the history of the distributor and its affiliates, the education, experience, investment philosophy and strategy of the portfolio manager, and the fact that the portfolio manager engages in certain approaches to investing. The fund may also include in advertising biographical information on key investment and managerial personnel.

In advertising, the fund may illustrate hypothetical investment plans designed to help investors meet long-term financial goals, such as saving for a child's college education or for retirement. Sources such as the Internal Revenue Service, the Social Security Administration, the Consumer Price Index and Chase Global Data and Research may supply data concerning interest rates, college tuitions, the rate of inflation, Social Security benefits, mortality statistics and other relevant information. The fund may use other recognized sources as they become available.

The fund may use data prepared by independent third parties such as Ibbotson Associates and Frontier Analytics, Inc. to compare the returns of various capital markets and to show the value of a hypothetical investment in a capital market. Typically, different indices are used to calculate the performance of common stocks, corporate and government bonds and Treasury bills.

The fund may illustrate and compare the historical volatility of different portfolio compositions where the performance of stocks is represented by the performance of an appropriate market index, such as the S&P 500, and the performance of bonds is represented by a nationally recognized bond index, such as the Lehman Brothers Long-Term Government Bond Index.

The fund may advertise examples of the potential benefits of periodic investment plans, such as dollar cost averaging, a long-term investment technique designed to lower average cost per share. Under such a plan, an investor invests in a mutual fund at regular intervals a fixed dollar amount thereby purchasing more shares when prices are low and fewer shares when prices are high. Although such a plan does not guarantee profit or guard against loss in declining markets, the average cost per share could be lower than if a fixed number of shares were purchased at the same intervals. Investors should consider their ability to purchase shares through periods of low price levels.

The fund may discuss Legg Mason's tradition of service. Since 1899, Legg Mason and its affiliated companies have helped investors meet their specific investment goals and have provided a full spectrum of financial services. Legg Mason affiliates serve as investment advisers for private accounts and mutual funds with assets of approximately $137 billion as of December 31, 2000.

In  advertising,   the  fund  may  discuss  the  advantages  of  saving  through tax-deferred retirement plans or accounts, including the advantages and disadvantages of "rolling over" a distribution from a retirement plan into an IRA, factors to consider in determining whether you qualify for such a rollover, and the other options available. These discussions may include graphs or other illustrations that compare the growth of a hypothetical tax-deferred investment to the after-tax growth of a taxable investment.

                            CAPITAL STOCK INFORMATION

The fund has authorized capital of 300 million shares of common stock, par value $0.001 per share and may issue additional series of shares. The fund currently offers two classes of shares - Primary Class shares and Institutional Class shares. Each class represents interests in the same pool of assets. A separate vote is taken by a class of shares of the fund if a matter affects just that class of shares.

Each share in the fund is entitled to one vote for the election of directors and any other matter submitted to a vote of fund shareholders. Fractional shares have fractional voting rights Voting rights are not cumulative. All shares in the fund are fully paid and nonassessable and have no preemptive or conversion rights.

Shareholder meetings will not be held except where the Investment Company Act of 1940 requires a shareholder vote on certain matters (including the election of directors, approval of an advisory contract and certain amendments to the plan of distribution pursuant to Rule 12b-1), at the request of 10% or more of the shares entitled to vote as set forth in the by-laws of the Corporation; or as the Board of Directors from time to time deems appropriate.

         THE FUND'S CUSTODIAN AND TRANSFER AND DIVIDEND-DISBURSING AGENT

State Street Bank and Trust Company ("State Street"), P.O. Box 1713, Boston, Massachusetts 02105, serves as custodian of the Fund's assets. Boston Financial Data Services ("BFDS"), P.O. Box 953, Boston, Massachusetts 02103, as agent for State Street, serves as transfer and dividend-disbursing agent, and administrator of various shareholder services. Legg Mason assists BFDS with certain of its duties as transfer agent and receives compensation from BFDS for its services. Shareholders who request an historical transcript of their account will be charged a fee based upon the number of years researched. The fund reserves the right, upon 60 days' written notice, to make other charges to investors to cover administrative costs.

                            THE FUND'S LEGAL COUNSEL

Kirkpatrick & Lockhart LLP, 1800 Massachusetts Ave., N.W., Washington, D.C. 20036, serves as counsel to the fund.

                       THE FUND'S INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP, 250 W. Pratt St., Baltimore, Maryland, serves as independent accountants for the fund.

                              FINANCIAL STATEMENTS

The Statement of Net Assets as of December 31, 2000, the Statement of Operations for the year ended December 31, 2000; the Statement of Changes in Net Assets for the fiscal years ended December 31, 2000 and December 31,1999; the Financial Highlights for the periods presented; the Notes to Financial Statements and the Report of Independent Accountants, each with respect to Focus Trust, are included in the annual report for the year ended December 31, 2000, and are hereby incorporated by reference in this Statement of Additional Information.

                                                                    APPENDIX A

                              RATINGS OF SECURITIES

Description  of Moody's  Investors  Service,  Inc.  ("Moody's")  corporate  bond ratings:
--------------------------------------------------------------------------------

         Aaa-Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa -Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

         A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

         Baa-Bonds which are rated Baa are considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba-Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa-Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca-  Bonds  which  are  rated  Ca  represent   obligations   which  are
speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C-Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Description of Standard & Poor's ("S&P") corporate bond ratings:

         AAA-An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

         AA -An obligation rated AA differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

         A-An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

         BBB-An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

         BB-An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

         B-An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

         CCC-An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

         CC-An obligation rated CC is currently highly vulnerable to nonpayment.

         C-A subordinated debt or preferred stock obligation rated C is currently highly vulnerable to nonpayment. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued. A C also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.

         D-An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         Plus (+) or minus (-)-The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         r-This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

         N.R.-This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

                          Legg Mason Focus Trust, Inc.

Part C. Other Information

Item 23.  Exhibits

(a)      Articles of Incorporation (1)
         (i)      Articles of Amendment dated June 25, 1998 - filed herewith
         (ii)     Articles of Amendment dated February 14, 2001 - filed herewith
(b)      By-Laws (1)
(c) Instruments defining the rights of security holders with respect to Legg Mason Focus Trust, Inc. are contained in the Articles of
         Incorporation  and  subsequent   amendments  and  By-Laws,   which  are
         incorporated by reference to Exhibit (b) to Post-Effective Amendment No. 2 to the Registrant's Registration Statement, SEC File No. 33-89090, filed April 30, 1996.
(d)      Investment Advisory and Management Agreement (2)
(e)      Underwriting Agreement (2)
(f)      Bonus, profit sharing or pension plans -- none
(g)      Custodian Contract - filed herewith
(h)      (i)   Transfer Agency and Service Agreement - filed herewith
         (ii) Second  Amendment to Credit  Agreement (3)
(i)      Opinion and consent of counsel - filed  herewith
(j)      Accountant's consent - filed herewith
(k)      Financial statements  omitted from Item 23 - none
(l)      Agreement for providing initial  capital (1)
(m)      Plan  pursuant  to Rule 12b-1 (2)
(n)      Plan pursuant to Rule 18f-3 - filed herewith

(p) Code of ethics for the fund, its investment adviser, and its principal underwriter (3)

(1)  Incorporated   herein  by  reference  to  the   corresponding   exhibit  of
Post-Effective Amendment No. 2 to the registration statement of Focus Trust, Inc., SEC File No. 33-89090, as electronically filed on April 30, 1996.

(2)  Incorporated   herein  by  reference  to  the   corresponding   exhibit  of
Post-Effective Amendment No. 8 to the registration statement of Focus Trust, Inc., SEC File No. 33-89090, as electronically filed on March 2, 1999.

(3) Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 2 to the registration statement of Legg Mason Investment Trust, Inc., SEC File No. 333-88715, as electronically filed on March 28, 2000.

Item 24. Persons Controlled by or under Common Control with Registrant

         None

Item 25.  Indemnification

         Reference is made to Article VII of the Registrant's Articles of Incorporation and Article VI of the Registrant's By-Laws which are incorporated by reference herein. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Fund's Articles of Incorporation, its By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such directors, officers or controlling persons in connection with shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26. Business and Connections of Investment Adviser

Legg Mason Funds Management, Inc. ("LMFM") is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The following is a list of other substantial business activities in which directors, officers or partners of LMFM have been engaged as director, officer, employee, partner, or trustee.

Raymond A. Mason           Chairman and Director, LMFM
                           Chairman, President and CEO, Legg Mason, Inc.
                           Director, Chairman and President, Legg Mason
                             Holdings Limited
                           Director, 3040692 Nova Scotia Company
                           Director, Legg Mason Canada Holdings Ltd.
                             Director, Legg Mason UK Holdings Plc
                           Director, LM Holdings Limited
                           Chairman, CEO and Director, LMWW
                           Director, Batterymarch
                           Director, Howard Weil
                           Director, Gray, Seifert
                           Director, Brandywine
                           Director, Berkshire
                           Director, WAMCL
                           Director, LMRE
                           Director, LMCM
                           Director, WAM
                           Director, LMFA

William H. Miller III      President, CEO and Director, LMFM
                           Managing Member, LMM
                           Director, LMIA
                           Director, LMCM

Jennifer W. Murphy         Senior Vice President, COO, CFO, and Director, LMFM
                           COO, LMM

Timothy C. Scheve          Director, LMFM
                           Executive Vice President, Legg Mason, Inc.
                           Director and Senior Executive Vice President, LMWW
                           Director, Legg Mason UK Holdings Plc
                           Director, Legg Mason Holdings Limited
                           Director, 3040692 Nova Scotia Company
                           Director, Legg Mason Canada Holdings Ltd.
                           Director, Bartlett
                           Director, WAMCL
                           Director, LMFA
                           Director, LMCM
                           Director, LMT
                           Director, WAM

Edward A. Taber III        Director, LMFM
                           Senior Executive Vice President/Head of Investment
                             Management, Legg Mason, Inc.
                           Director and Vice President, 3040692 Nova Scotia
                             Company
                           Director and Vice President, Legg Mason Canada
                             Holdings  Ltd.
                           Director, Legg Mason Holdings Limited
                           Director, Legg Mason UK Holdings Plc
                           Director, LM Holdings Limited
                           Director and Chairman, LMIA
                           Director and Chairman, LMFA
                           Director, Batterymarch
                           Director, Howard Weil
                           Director, Gray, Seifert
                           Director, Brandywine
                           Director, WAMCL
                           Director, LMCM
                           Director, LMT
                           Director, WAM

Bartlett & Co.  ("Bartlett")
36 East Fourth Street
Cincinnati, OH  45202

Batterymarch Financial Management, Inc. ("Batterymarch")
200 Clarendon Street
Boston, MA  02116

Berkshire Asset Management, Inc.  ("Berkshire")
46 Public Square, Suite 700
Wilkes-Barre, PA  18701

Brandywine Asset Management, Inc. ("Brandywine")
Three Christina Centre, Suite 1200
201 North Walnut Street
Wilmington, DE  19801

Gray, Seifert & Co., Inc.  ("Gray, Seifert")
380 Madison Avenue
New York, NY  10017

Howard, Weil, Labouisse, Friedrichs, Inc.  ("Howard Weil")
1100 Poydras Street
New Orleans, LA  70163

Legg Mason Canada Holdings Ltd.
PO Box 7289, Stn "A"
44 Chipman Hill
Saint John, NB  E24 456

Legg Mason Capital Management, Inc.  ("LMCM")
100 Light Street
Baltimore, MD  21202

Legg Mason Fund Adviser, Inc. ("LMFA")
100 Light Street
Baltimore, MD  21202

Legg Mason Funds Management, Inc. ("LMFM")
100 Light Street
Baltimore, MD  21202

Legg Mason Holdings Limited
155 Bishopsgate
London  EC2M 3XG
England

Legg Mason, Inc.
100 Light Street
Baltimore, MD  21202

Legg Mason Real Estate Services, Inc.  ("LMRE")
Mellon Bank Center, 12th Floor
1735 Market Street
Philadelphia, PA  19103

Legg Mason Trust, fsb  ("LMT")
100 Light Street
Baltimore, MD  21202

Legg Mason UK Holdings Plc
20 Regent Street
London  SW1Y 4PZ

Legg Mason Wood Walker, Incorporated  ("LMWW")
100 Light Street
Baltimore, MD  21202

LM Holdings Limited
20 Regent Street
London  SW1Y 4PZ

LM Institutional Advisors, Inc.  ("LMIA")
100 Light Street
Baltimore, MD  21202

LMM LLC ("LMM")
100 Light Street
Baltimore, MD  21202

Western Asset Management Company  ("WAM")
117 East Colorado Boulevard
Pasadena, CA  91105

Western Asset Management Company Limited  ("WAMCL")
155 Bishopsgate
London  EC2M 3XG
England

3040692 Nova Scotia Company
Ste 800, 1959 Upper Water Street
PO Box 997
Halifax, N.S.  B3J 2X2

Item 27. Principal Underwriters

        (a)     Legg Mason Cash Reserve Trust
                Legg Mason Income Trust, Inc.
                Legg Mason Tax Exempt Trust, Inc.
                Legg Mason Tax-Free Income Fund
                Legg Mason Value Trust, Inc.
                Legg Mason Total Return Trust, Inc.
                Legg Mason Special Investment Trust, Inc.
                Legg Mason Global Trust, Inc.
                Legg Mason Investors Trust, Inc.
                Legg Mason Light Street Trust, Inc
                Legg Mason Investment Trust, Inc.
                LM Institutional Fund Advisors I, Inc.
                LM Institutional Fund Advisors II, Inc.

        (b) The following table sets forth information concerning each director and officer of the Registrant's principal underwriter, Legg Mason Wood Walker, Incorporated ("LMWW").
                                                                  Positions and
Name and Principal              Position and Offices              Offices with
Business Address*               with Underwriter - LMWW           Registrant
--------------------------------------------------------------------------------

Raymond A. Mason                Chairman of the Board, Chief            None
                                Executive Officer and Director

James W. Brinkley               President, Chief Operating              None
                                Officer and Director

Edmund J. Cashman, Jr.          Senior Executive Vice President         None

Richard J. Himelfarb            Senior Executive Vice President         None

Timothy C. Scheve               Senior Executive Vice President         None
                                and Director

Manoochehr Abbaei               Executive Vice President                None

Robert G. Donovan               Executive Vice President                None

Thomas P. Mulroy                Executive Vice President                None
                                and Director

Robert G. Sabelhaus             Executive Vice President                None
                                and Director

F. Barry Bilson                 Senior Vice President                   None

D. Stuart Bowers                Senior Vice President                   None

W. William Brab                 Senior Vice President                   None

Edwin J. Bradley, Jr.           Senior Vice President                   None

Thomas M. Daly, Jr.             Senior Vice President                   None

Jeffrey W. Durkee               Senior Vice President                   None

Harry M. Ford, Jr.              Senior Vice President                   None

Dennis A. Green                 Senior Vice President                   None

Thomas E. Hill                  Senior Vice President                   None
218 N. Washington Street
Suite 31
Easton, MD  21601

Arnold S. Hoffman               Senior Vice President                   None
1735 Market Street
Philadelphia, PA  19103

Carl Hohnbaum                   Senior Vice President                   None
2500 CNG Tower
625 Liberty Avenue
Pittsburgh, PA  15222

David M. Jernigan               Senior Vice President                   None

William B. Jones, Jr.           Senior Vice President                   None
1747 Pennsylvania Avenue, N.W.
Washington, D.C.  20006

Laura L. Lange                  Senior Vice President                   None

Horace M. Lowman, Jr.           Senior Vice President                   None

Ira H. Malis                    Senior Vice President                   None

Marvin H. McIntyre              Senior Vice President                   None
1747 Pennsylvania Avenue, N.W.
Washington, D.C.  20006

Jonathan M. Pearl               Senior Vice President                   None

Mark I. Preston                 Senior Vice President                   None

Robert F. Price                 Senior Vice President, General
                                Counsel and Secretary                   None

Thomas L. Souders               Senior Vice President, Chief
                                Financial Officer and Treasurer         None

Joseph A. Sullivan              Senior Vice President                   None

Joseph E. Timmins III           Senior Vice President                   None

Paul J. Ayd                     Vice President                          None

Richard L. Baker                Vice President                          None

William H. Bass, Jr.            Vice President                          None

Nathan S. Betnun                Vice President                          None

Andrew J. Bowden                Vice President and Deputy
                                General Counsel                         None

Carol A. Brown                  Vice President                          None

Scott R. Cousino                Vice President                          None

Thomas W. Cullen                Vice President                          None

Charles J. Daley, Jr.           Vice President and Controller           None

J. Gregory Driscoll             Vice President                          None

Norman C. Frost, Jr.            Vice President                          None

Keith E. Getter                 Vice President                          None

Daniel R. Greller               Vice President                          None

Richard A. Jacobs               Vice President                          None

Edward W. Lister, Jr.           Vice President                          None

Theresa McGuire                 Vice President                          None

Julia A. McNeal                 Vice President                          None

Gregory B. McShea               Vice President                          None

Edward P. Meehan                Vice President                          None
12021 Sunset Hills Road
Suite 100
Reston, VA  20190

Thomas C. Merchant              Vice President, Deputy General
                                Counsel and Assistant Secretary         None

Paul Metzger                    Vice President                          None

Mark C. Micklem                 Vice President                          None
1747 Pennsylvania Ave., N.W.
Washington, DC  20006

John A. Moag, Jr.               Vice President                          None

Ann O'Shea                      Vice President                          None

Robert E. Patterson             Vice President and Deputy
                                General Counsel                         None

Gerard F. Petrik, Jr.           Vice President                          None

Douglas F. Pollard              Vice President                          None

Thomas E. Robinson              Vice President                          None

Theresa M. Romano               Vice President                          None

James A. Rowan                  Vice President                          None
1747 Pennsylvania Avenue, N.W.
Washington, D.C.  20006

B. Andrew Schmucker             Vice President                          None
1735 Market Street
Philadelphia, PA  19103

Robert W. Schnakenberg          Vice President                          None

Chris A. Scitti                 Vice President                          None

Eugene B. Shepherd              Vice President                          None
1111 Bagby St.
Houston, TX  77002-2510

Lawrence D. Shubnell            Vice President                          None

Jane Soybelman                  Vice President                          None

Alexsander M. Stewart           Vice President                          None

Joyce Ulrich                    Vice President                          None

Sheila M. Vidmar                Vice President and Deputy
                                General Counsel                         None

W. Matthew Zuga                 Vice President                          None

Lauri F. Smith                  Assistant Vice President                None

* All addresses are 100 Light Street, Baltimore, Maryland 21202, unless otherwise indicated.

(c) The Registrant has no principal underwriter who is not an affiliated person of the Registrant or an affiliated person of such an affiliated person.

Item 28.  Location of Accounts and Records

          State Street Bank and Trust Company     Legg Mason Fund Adviser, Inc.
          P. O. Box 1713                     and  100 Light Street
          Boston, Massachusetts  02105            Baltimore, Maryland  21202

Item 29.  Management Services

          None

Item 30.  Undertakings

          None

                                 SIGNATURE PAGE

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Legg Mason Focus Trust, Inc., has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Baltimore and State of Maryland, on the 21st day of February, 2001.

                                       LEGG MASON FOCUS TRUST, INC.



                                        By: /s/ Marie K. Karpinski
                                            ------------------------------------
                                            Marie K. Karpinski
                                            Vice President and Treasurer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature                            Title                    Date
---------                            -----                    ----

/s/ John F. Curley, Jr.*             Chairman and             February 21, 2001
------------------------             Director
John F. Curley, Jr.

/s/ Nelson A. Diaz**                 Director                 February 21, 2001
------------------------
Nelson A. Diaz

/s/ Richard G. Gilmore*              Director                 February 21, 2001
------------------------
Richard G. Gilmore

/s/ Arnold L. Lehman*                Director                 February 21, 2001
------------------------
Arnold L. Lehman

/s/ Jill E. McGovern*                Director                 February 21, 2001
------------------------
Jill E. McGovern

/s/ G. Peter O'Brien*                Director                 February 21, 2001
------------------------
G. Peter O'Brien

/s/ T.A. Rodgers*                    Director                 February 21, 2001
------------------------
T.A. Rodgers

/s/ Marie K. Karpinski               Vice President           February 21, 2001
------------------------             and Treasurer
Marie K. Karpinski

* Signatures affixed by Marc R. Duffy pursuant to a Power of Attorney dated November 12, 1999, filed herewith.

** Signature affixed by Marc R. Duffy pursuant to a Power of Attorney dated May 12, 2000, filed herewith.

                                POWER OF ATTORNEY

I, the undersigned Director/Trustee of one or more of the following investment companies (as set forth in the companies' Registration Statements on form N-1A):

LEGG MASON CASH RESERVE TRUST         LEGG MASON VALUE TRUST, INC.
LEGG MASON INCOME TRUST, INC.         LEGG MASON TOTAL RETURN TRUST, INC.
LEGG MASON GLOBAL TRUST, INC.         LEGG MASON SPECIAL INVESTMENT TRUST, INC.
LEGG MASON TAX EXEMPT TRUST, INC.     LEGG MASON INVESTORS TRUST, INC.
LEGG MASON TAX-FREE INCOME FUND       LEGG MASON LIGHT STREET TRUST, INC.
LEGG MASON FOCUS TRUST, INC.          LEGG MASON INVESTMENT TRUST, INC.

plus any other investment company for which Legg Mason Fund Adviser, Inc. acts as investment adviser or manager and for which the undersigned individual serves as Director/Trustee hereby severally constitute and appoint each of MARIE K. KARPINSKI, MARC R. DUFFY, ANDREW J. BOWDEN, ARTHUR J. BROWN and ARTHUR C. DELIBERT my true and lawful attorney-in-fact, with full power of substitution, and with full power to sign for me and in my name in the appropriate capacity and only for those above-listed companies for which I serve as Director/Trustee, any Registration Statements on Form N-lA, all Pre-Effective Amendments to any Registration Statements of the Funds, any and all subsequent Post-Effective Amendments to said Registration Statements, and any and all supplements or other instruments in connection therewith, to file the same with the Securities and Exchange Commission and the securities regulators of appropriate states and territories, and generally to do all such things in my name and behalf in connection therewith as said attorney-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, all related requirements of the Securities and Exchange Commission and all requirements of appropriate states and territories. I hereby ratify and confirm all that said attorney-in-fact or their substitutes may do or cause to be done by virtue hereof.

WITNESS my hand on the date set forth below.

SIGNATURE                                            DATE
---------                                            ----

/s/ Edmund J. Cashman, Jr.                           November 12, 1999
--------------------------
Edmund J. Cashman, Jr.

/s/ John F. Curley, Jr.                              November 12, 1999
--------------------------
John F. Curley, Jr.

/s/ Richard G. Gilmore                               November 12, 1999
--------------------------
Richard G. Gilmore

/s/ Arnold L. Lehman                                 November 12, 1999
--------------------------
Arnold L. Lehman

/s/ Raymond A. Mason                                 November 12, 1999
--------------------------
Raymond A. Mason

/s/ Jill E. McGovern                                 November 12, 1999
--------------------------
Jill E. McGovern

/s/ Jennifer W. Murphy                               November 12, 1999
--------------------------
Jennifer W. Murphy

/s/ G. Peter O'Brien                                 November 12, 1999
--------------------------
G. Peter O'Brien

/s/ T. A. Rodgers                                    November 12, 1999
--------------------------
T. A. Rodgers

/s/ Edward A. Taber, III                             November 12, 1999
--------------------------
Edward A. Taber, III

                                POWER OF ATTORNEY

I, the undersigned Director/Trustee of one or more of the following investment companies:

LEGG MASON CASH RESERVE TRUST          LEGG MASON VALUE TRUST, INC.
LEGG MASON LIGHT STREET TRUST, INC.    LEGG MASON TOTAL RETURN TRUST, INC.
LEGG MASON GLOBAL TRUST, INC.          LEGG MASON SPECIAL INVESTMENT TRUST, INC.
LEGG MASON INVESTORS TRUST, INC.       LEGG MASON INVESTMENT TRUST, INC.
LEGG MASON TAX-FREE INCOME FUND        LEGG MASON FOCUS TRUST, INC.

plus any other investment company for which Legg Mason Fund Adviser, Inc. or one of its affiliates acts as investment adviser or manager and for which the undersigned individual serves as Director/Trustee ("Funds"), hereby severally constitute and appoint each of MARIE K. KARPINSKI, MARC R. DUFFY, ANDREW J. BOWDEN, ARTHUR J. BROWN and ARTHUR C. DELIBERT my true and lawful attorney-in-fact, with full power of substitution, and with full power to sign for me and in my name in the appropriate capacity and only for those Funds for which I serve as Director/Trustee, any Registration Statements of the Funds on Form N-1A, all Pre-Effective Amendments to any Registration Statements of the Funds, any and all subsequent Post-Effective Amendments to said Registration Statements, and any and all supplements or other instruments in connection therewith, to file the same with the Securities and Exchange Commission and the securities regulators of appropriate states and territories, and generally to do all such things in my name and behalf in connection therewith as said attorney-in-fact deems necessary or appropriate to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, all related requirements of the Securities and Exchange Commission and all requirements of appropriate states and territories. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

WITNESS my hand on the date set forth below.

SIGNATURE                                             DATE


/s/  Nelson Diaz                                      May 12, 2000
-----------------------------
Nelson A. Diaz

                          Legg Mason Focus Trust, Inc.
                                    Exhibits


Exhibit (a)(i)             Articles of Amendment dated June 25, 1998

Exhibit (a)(ii)            Articles of Amendment dated February 14, 2001

Exhibit (g)                Custodian Contract

Exhibit (h)(i)             Transfer Agency and Service Agreement

Exhibit (i)                Opinion and consent of counsel

Exhibit (j)                Accountant's Consent

Exhibit (n)                Plan pursuant to Rule 18f-3